UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodlands Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor

Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2023

Item 1.    Reports to Stockholders

This filing is on behalf of three of the sixty-one Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2023

Dear SunAmerica Series Trust Investor,

We are pleased to present our semiannual report for three series of the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended June 30, 2023. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

The portfolio operating expenses for a fund-of-funds are typically higher than those of a traditional portfolio because you pay the expenses of that portfolio and indirectly pay a proportionate share of the expenses of the underlying portfolios.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2023

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2023 and held until June 30, 2023. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2023” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2023	Ending Account Value Using Actual Return at June 30, 2023	Expenses Paid During the Six Months Ended June 30, 2023	Beginning Account Value at January 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2023	Expenses Paid During the Six Months Ended June 30, 2023	Annualized Expense Ratio*
SA Wellington Capital Appreciation
Class 1	$1,000.00	$1,289.52	$4.20	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,288.24	$5.05	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,287.56	$5.62	$1,000.00	$1,019.89	$4.96	0.99%
SA Wellington Government and Quality Bond
Class 1	$1,000.00	$1,021.01	$2.86	$1,000.00	$1,021.97	$2.86	0.57%
Class 2	$1,000.00	$1,020.16	$3.61	$1,000.00	$1,021.22	$3.61	0.72%
Class 3	$1,000.00	$1,020.28	$4.11	$1,000.00	$1,020.73	$4.11	0.82%
SA Wellington Strategic Multi-Asset#
Class 1	$1,000.00	$1,090.30	$4.46	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,088.32	$5.75	$1,000.00	$1,019.29	$5.56	1.11%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2023” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2023” and the “Annualized Expense Ratio” would have been lower.

3

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO PROFILE — June 30, 2023— (unaudited)

Industry Allocation*
Internet	29.8%
Software	14.8
Healthcare-Products	12.1
Semiconductors	10.8
Pharmaceuticals	5.1
Commercial Services	3.8
Building Materials	2.5
Beverages	2.1
Biotechnology	2.0
Diversified Financial Services	1.8
Energy-Alternate Sources	1.7
Food	1.5
Electronics	1.3
Media	1.3
Distribution/Wholesale	1.2
Apparel	1.2
Food Service	1.1
Miscellaneous Manufacturing	1.0
Lodging	1.0
Chemicals	1.0
Retail	1.0
Aerospace/Defense	1.0
Electrical Components & Equipment	0.8
Repurchase Agreements	0.8
Pipelines	0.7
Engineering & Construction	0.7
Healthcare-Services	0.7
102.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 102.0%
Aerospace/Defense — 1.0%
Airbus SE	120,918	$ 17,479,343
Apparel — 1.2%
Deckers Outdoor Corp.†	41,162	21,719,541
Beverages — 2.1%
Celsius Holdings, Inc.†	131,381	19,600,731
Monster Beverage Corp.†	309,267	17,764,297
		37,365,028
Biotechnology — 2.0%
United Therapeutics Corp.†	58,120	12,829,990
Vertex Pharmaceuticals, Inc.†	67,159	23,633,924
		36,463,914
Building Materials — 2.5%
Builders FirstSource, Inc.†	147,355	20,040,280
Johnson Controls International PLC	375,779	25,605,581
		45,645,861
Chemicals — 1.0%
Albemarle Corp.	81,979	18,288,695
Commercial Services — 3.8%
Block, Inc.†	564,888	37,604,594
CoStar Group, Inc.†	334,490	29,769,610
		67,374,204
Distribution/Wholesale — 1.2%
Copart, Inc.†	244,815	22,329,576
Diversified Financial Services — 1.8%
Tradeweb Markets, Inc., Class A	473,028	32,392,958
Electrical Components & Equipment — 0.8%
Universal Display Corp.	95,910	13,823,508
Electronics — 1.3%
Flex, Ltd.†	864,422	23,892,624
Energy-Alternate Sources — 1.7%
First Solar, Inc.†	61,967	11,779,307
SolarEdge Technologies, Inc.†	67,237	18,090,115
		29,869,422
Engineering & Construction — 0.7%
Fluor Corp.†	426,148	12,613,981
Food — 1.5%
Lamb Weston Holdings, Inc.	235,593	27,081,415
Food Service — 1.1%
Aramark	469,538	20,213,611
Healthcare-Products — 12.1%
Align Technology, Inc.†	108,506	38,372,062
Exact Sciences Corp.†	384,078	36,064,924
Hologic, Inc.†	190,201	15,400,575
Inspire Medical Systems, Inc.†	88,069	28,590,720
Insulet Corp.†	97,779	28,193,597
Intuitive Surgical, Inc.†	133,931	45,796,366
Shockwave Medical, Inc.†	88,390	25,227,390
		217,645,634
Healthcare-Services — 0.7%
agilon health, Inc.†	680,164	11,794,044
Internet — 29.8%
Airbnb, Inc., Class A†	168,203	21,556,896
Security Description	Shares or Principal Amount	Value

Internet (continued)
Alphabet, Inc., Class A†	1,139,404	$ 136,386,659
Amazon.com, Inc.†	1,029,572	134,215,006
Booking Holdings, Inc.†	9,504	25,663,936
Meta Platforms, Inc., Class A†	303,962	87,231,015
Netflix, Inc.†	57,988	25,543,134
Okta, Inc.†	223,130	15,474,066
Shopify, Inc., Class A†	427,399	27,609,975
Spotify Technology SA†	174,160	27,961,388
Uber Technologies, Inc.†	769,370	33,213,703
		534,855,778
Lodging — 1.0%
Las Vegas Sands Corp.†	317,858	18,435,764
Media — 1.3%
Liberty Media Corp.-Liberty Formula One, Series C†	305,005	22,960,776
Miscellaneous Manufacturing — 1.0%
Axon Enterprise, Inc.†	95,595	18,652,496
Pharmaceuticals — 5.1%
Dexcom, Inc.†	281,638	36,193,299
Eli Lilly & Co.	116,750	54,753,415
		90,946,714
Pipelines — 0.7%
Cheniere Energy, Inc.	85,736	13,062,737
Retail — 1.0%
Ross Stores, Inc.	157,129	17,618,875
Semiconductors — 10.8%
Advanced Micro Devices, Inc.†	235,380	26,812,136
Broadcom, Inc.	52,311	45,376,131
NVIDIA Corp.	288,273	121,945,244
		194,133,511
Software — 14.8%
Activision Blizzard, Inc.†	183,033	15,429,682
DocuSign, Inc.†	445,222	22,746,392
Magic Leap, Inc., Class A†(1)(2)	186	2,054
Paycom Software, Inc.	98,288	31,574,037
Salesforce, Inc.†	222,003	46,900,354
ServiceNow, Inc.†	67,709	38,050,427
Veeva Systems, Inc., Class A†	194,094	38,378,206
Workday, Inc., Class A†	262,490	59,293,866
ZoomInfo Technologies, Inc.†	499,933	12,693,299
		265,068,317
Total Common Stocks (cost $1,699,605,859)		1,831,728,327
CONVERTIBLE PREFERRED STOCKS — 0.0%
Advertising — 0.0%
Zeenk, Inc., Series B†(1)(2) (cost $1,384,662)	126,818	0
WARRANTS — 0.0%
Advertising — 0.0%
Zeenk, Inc. Expires 06/18/2028†(1)(2) (cost $0)	299,087	0
Total Long-Term Investment Securities (cost $1,700,990,521)		1,831,728,327

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$2,725,000	$ 2,725,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	2,810,000	2,810,000
BNP Paribas SA Joint Repurchase Agreement(3)	2,800,000	2,800,000
Deutsche Bank AG Joint Repurchase Agreement(3)	2,725,000	2,725,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	2,740,000	2,740,000
Total Repurchase Agreements (cost $13,800,000)		13,800,000
TOTAL INVESTMENTS (cost $1,714,790,521)(4)	102.8%	1,845,528,327
Other assets less liabilities	(2.8)	(50,819,380)
NET ASSETS	100.0%	$1,794,708,947
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$2,054	$11.04	0.0%
Convertible Preferred Stocks
Zeenk, Inc., Series B	03/16/2015	126,818	1,384,662	0	0.00	0.0
Warrants
Zeenk, Inc. Expires 06/18/2028	12/14/2021	299,087	0	0	0.00	0.0
				$2,054		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ —	$17,479,343	$ —	$ 17,479,343
Software	265,066,263	—	2,054	265,068,317
Other Industries	1,549,180,667	—	—	1,549,180,667
Convertible Preferred Stocks	—	—	0	0
Warrants	—	—	0	0
Repurchase Agreements	—	13,800,000	—	13,800,000
Total Investments at Value	$1,814,246,930	$31,279,343	$2,054	$1,845,528,327
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO PROFILE — June 30, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	68.8%
Banks	6.9
Collateralized Mortgage Obligations	5.9
Municipal Securities	2.2
Diversified Financial Services	1.9
Other Asset Backed Securities	1.7
Insurance	1.7
REITS	1.6
Electric	1.6
Repurchase Agreements	1.6
Healthcare-Services	1.1
Oil & Gas	0.6
Pipelines	0.5
Commercial Services	0.5
Auto Loan Receivables	0.5
Electronics	0.4
Pharmaceuticals	0.4
Media	0.3
Software	0.3
Agriculture	0.3
Foreign Government Obligations	0.2
Cosmetics/Personal Care	0.2
Internet	0.2
99.4%
Credit Quality†#
Aaa	76.7%
Aa	2.7
A	14.8
Baa	1.5
Not Rated@	4.3
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 18.5%
Agriculture — 0.3%
Philip Morris International, Inc.
5.63%, 11/17/2029	$ 1,230,000	$ 1,253,288
5.75%, 11/17/2032	2,351,000	2,407,600
		3,660,888
Banks — 6.9%
Bank of America Corp.
3.19%, 07/23/2030	5,015,000	4,420,253
3.59%, 07/21/2028	2,245,000	2,086,872
3.97%, 02/07/2030	2,645,000	2,448,898
Bank of New York Mellon Corp.
4.97%, 04/26/2034	5,703,000	5,569,426
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026*	11,525,000	10,169,093
BNP Paribas SA
2.82%, 11/19/2025*	1,905,000	1,816,400
Credit Agricole SA
5.51%, 07/05/2033*	2,625,000	2,640,683
Credit Suisse AG
7.50%, 02/15/2028	4,411,000	4,685,411
Danske Bank A/S
1.55%, 09/10/2027*	10,225,000	8,881,253
3.88%, 09/12/2023*	1,350,000	1,344,802
DNB Bank ASA
1.54%, 05/25/2027*	3,860,000	3,398,110
Goldman Sachs Group, Inc.
3.27%, 09/29/2025	2,075,000	2,004,810
5.70%, 11/01/2024	6,580,000	6,568,963
HSBC Holdings PLC
7.39%, 11/03/2028	614,000	648,005
JPMorgan Chase & Co.
5.35%, 06/01/2034	6,692,000	6,745,332
Morgan Stanley
3.88%, 04/29/2024	6,125,000	6,035,255
5.25%, 04/21/2034	8,609,000	8,500,941
National Securities Clearing Corp.
0.75%, 12/07/2025*	8,905,000	7,946,197
5.10%, 11/21/2027*	5,155,000	5,123,699
US Bancorp
7.50%, 06/01/2026	400,000	417,831
Wells Fargo & Co.
3.00%, 10/23/2026	1,780,000	1,652,310
4.90%, 07/25/2033	2,845,000	2,728,959
		95,833,503
Commercial Services — 0.5%
ERAC USA Finance LLC
4.90%, 05/01/2033*	4,334,000	4,234,976
5.40%, 05/01/2053*	1,618,000	1,615,414
Georgetown University
5.12%, 04/01/2053	1,130,000	1,134,397
		6,984,787
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
4.65%, 05/15/2033	940,000	924,193
5.15%, 05/15/2053	2,376,000	2,419,804
		3,343,997
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 1.9%
American Express Co.
5.04%, 05/01/2034	$ 8,929,000	$ 8,733,650
Capital One Financial Corp.
6.38%, 06/08/2034	5,157,000	5,120,052
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	12,685,000	12,406,399
		26,260,101
Electric — 1.6%
Dominion Energy South Carolina, Inc.
5.45%, 02/01/2041	1,195,000	1,188,857
6.05%, 01/15/2038	2,400,000	2,560,314
Duke Energy Carolinas LLC
4.95%, 01/15/2033	191,000	189,585
Florida Power & Light Co.
5.05%, 04/01/2028	540,000	544,148
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	490,000	491,842
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	980,000	991,238
5.21%, 12/01/2049	1,185,000	1,181,972
San Diego Gas & Electric Co.
5.35%, 04/01/2053	3,170,000	3,144,149
SCE Recovery Funding LLC
0.86%, 11/15/2033	1,223,033	1,012,499
1.94%, 05/15/2040	630,000	458,372
2.51%, 11/15/2043	365,000	245,949
Southern California Edison Co.
5.88%, 12/01/2053	3,612,000	3,683,752
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	3,896,409	3,706,938
Virginia Electric & Power Co.
3.80%, 09/15/2047	3,285,000	2,566,951
		21,966,566
Electronics — 0.4%
Honeywell International, Inc.
4.25%, 01/15/2029	1,250,000	1,216,631
4.50%, 01/15/2034	4,746,000	4,641,765
		5,858,396
Healthcare-Services — 1.1%
Bon Secours Mercy Health, Inc.
2.10%, 06/01/2031	840,000	670,232
3.56%, 08/01/2027	2,700,000	2,512,874
4.30%, 07/01/2028	2,645,000	2,521,813
Children's Hospital
2.93%, 07/15/2050	1,135,000	738,148
CommonSpirit Health
3.82%, 10/01/2049	4,100,000	3,121,192
Dignity Health
3.81%, 11/01/2024	1,242,000	1,201,387
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	4,525,000	3,566,812
Sutter Health
2.29%, 08/15/2030	950,000	785,332
		15,117,790

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 1.7%
Allstate Corp.
5.25%, 03/30/2033	$ 1,140,000	$ 1,136,633
Athene Global Funding
2.50%, 03/24/2028*	8,073,000	6,819,848
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,030,000	1,043,919
Jackson National Life Global Funding
1.75%, 01/12/2025*	3,830,000	3,554,362
Metropolitan Life Global Funding I
3.45%, 12/18/2026*	1,330,000	1,243,637
5.15%, 03/28/2033*	3,295,000	3,258,751
New York Life Global Funding
2.90%, 01/17/2024*	4,655,000	4,582,754
Pacific LifeCorp
5.40%, 09/15/2052*	1,526,000	1,474,285
		23,114,189
Internet — 0.2%
Meta Platforms, Inc.
5.60%, 05/15/2053	2,600,000	2,670,231
Media — 0.3%
Comcast Corp.
5.35%, 05/15/2053	1,428,000	1,449,876
5.50%, 05/15/2064	2,600,000	2,636,595
		4,086,471
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	5,200,000	5,124,426
4.89%, 09/11/2033	2,875,000	2,845,314
		7,969,740
Pharmaceuticals — 0.4%
Eli Lilly & Co.
4.95%, 02/27/2063	465,000	474,541
Pfizer Investment Enterprises Pte., Ltd.
5.11%, 05/19/2043	4,595,000	4,605,423
		5,079,964
Pipelines — 0.5%
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038*	4,050,000	4,136,759
6.51%, 02/23/2042*	3,055,000	3,175,799
		7,312,558
REITS — 1.6%
American Tower Trust #1
5.49%, 03/15/2028*	8,530,000	8,536,903
Prologis LP
5.25%, 06/15/2053	2,060,000	2,024,215
Realty Income Corp.
4.90%, 07/15/2033	9,381,000	8,966,518
SBA Tower Trust
1.63%, 05/15/2051*	1,555,000	1,341,270
1.88%, 07/15/2050*	810,000	727,587
2.84%, 01/15/2050*	1,030,000	978,000
		22,574,493
Security Description	Shares or Principal Amount	Value

Software — 0.3%
Activision Blizzard, Inc.
4.50%, 06/15/2047	$ 4,376,000	$ 4,031,774
Total Corporate Bonds & Notes (cost $266,758,818)		255,865,448
ASSET BACKED SECURITIES — 2.2%
Auto Loan Receivables — 0.5%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	3,272,238	3,141,417
Enterprise Fleet Financing LLC
Series 2022-3, Class A2 4.38%, 07/20/2029*	1,003,730	981,989
Ford Credit Auto Owner Trust
Series 2021-1, Class B 1.61%, 10/17/2033*	835,000	742,510
Series 2021-1, Class C 1.91%, 10/17/2033*	725,000	648,396
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2A 5.89%, 03/22/2027*	1,460,000	1,458,058
		6,972,370
Other Asset Backed Securities — 1.7%
Aaset Trust
Series 2019-1, Class A 3.84%, 05/15/2039*	369,200	265,421
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	742,473	659,132
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	1,371,261	1,188,008
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	3,473,067	3,062,621
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,573,074	3,149,432
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	363,029	310,021
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	716,759	566,240
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	371,910	312,643
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	2,960,000	2,724,439
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	3,768,069	3,714,007
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	3,985,000	3,394,052
SCF Equipment Leasing LLC
Series 2021-1A, Class A3 0.83%, 08/21/2028*	3,521,947	3,435,695

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
SoFi Consumer Loan Program Trust
Series 2021-1, Class A 0.49%, 09/25/2030*	$ 173,725	$ 171,171
STARR II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	402,790	354,592
		23,307,474
Total Asset Backed Securities (cost $33,006,184)		30,279,844
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Commercial and Residential — 2.7%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	142,446	134,765
BFLD Trust FRS
Series 2020-OBRK, Class A 7.31%, (TSFR1M+2.16%), 11/15/2028*	2,140,000	2,128,519
BX Commercial Mtg. Trust FRS
Series 2021-VOLT, Class A 5.89%, (1 ML+0.70%), 09/15/2036*	4,455,000	4,310,744
BX Trust FRS
Series 2021-LGCY, Class A 5.70%, (1 ML+0.51%), 10/15/2036*	9,100,000	8,786,030
Series 2021-ARIA, Class B 6.49%, (1 ML+1.30%), 10/15/2036*	3,975,000	3,825,394
BXHPP Trust FRS
Series 2021-FILM, Class A 5.84%, (1 ML+0.65%), 08/15/2036*	4,335,000	4,078,195
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,736,714	1,452,037
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	812,394	742,546
Life Mtg. Trust FRS
Series 2021-BMR, Class A 5.96%, (TSFR1M+0.81%), 03/15/2038*	879,758	857,110
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	466,832	426,681
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	255,184	246,459
SFAVE Commercial Mtg. Securities Trust VRS
Series 2015-5AVE, Class A2B 4.14%, 01/05/2043*(1)	1,340,000	927,060
SREIT Trust FRS
Series 2021-MFP, Class B 6.27%, (1 ML+1.08%), 11/15/2038*	4,550,000	4,413,012
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	654,162	614,151
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	279,476	267,521
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	$ 4,790,644	$ 4,093,938
		37,304,162
U.S. Government Agency — 3.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K1522, Class A2 2.36%, 10/25/2036	3,890,000	2,991,554
Series K142, Class A2 2.40%, 03/25/2032	4,000,000	3,404,802
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,484,000	1,397,351
Series K-156, Class A2 4.43%, 04/25/2060(1)	3,010,000	2,997,992
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	872,180	810,200
Series 4142, Class PT 1.25%, 12/15/2027	660,678	614,321
Series 4122, Class AB 1.50%, 10/15/2042	226,550	198,355
Series 5170, Class DP 2.00%, 07/25/2050	4,686,819	3,907,989
Series 4654, Class KA 3.00%, 06/15/2045	2,336,251	2,165,097
Series 4758, Class CA 3.00%, 07/15/2047	1,604,233	1,461,770
Series 3967, Class ZP 4.00%, 09/15/2041	1,839,425	1,742,026
Series 4809, Class CZ 4.00%, 07/15/2048	1,603,463	1,512,216
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	7,295,800	6,086,536
Series 2019-3, Class MA 3.50%, 10/25/2058	944,255	884,659
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	550,929	510,000
Series 2012-103, Class HB 1.50%, 09/25/2027	1,706,232	1,593,670
Series 2020-27, Class HC 1.50%, 10/25/2049	3,712,924	2,826,785
Series 2013-36, Class Z 3.00%, 04/25/2043	2,316,792	2,080,204
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,348,103	1,163,354
Series 2015-7, Class GZ 3.00%, 03/25/2045	3,605,639	3,157,883
Series 2019-6, Class GJ 3.00%, 02/25/2049	330,226	309,888
Series 2013-83, Class NZ 3.50%, 08/25/2043	2,680,538	2,470,773

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 5.53%, (1 ML+0.40%), 10/25/2024	$ 114,801	$ 113,636
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50%, 09/16/2035	909	915
Series 2005-74, Class HB 7.50%, 09/16/2035	46,965	47,313
Series 2005-74, Class HC 7.50%, 09/16/2035	34,294	34,887
		44,484,176
Total Collateralized Mortgage Obligations (cost $89,892,006)		81,788,338
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 68.8%
U.S. Government — 38.6%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	400,447
1.88%, 02/15/2041	45,000	32,680
2.25%, 02/15/2052	1,427,100	1,031,303
2.50%, 02/15/2045 to 05/15/2046	7,435,000	5,751,491
2.75%, 08/15/2047 to 11/15/2047	6,614,000	5,319,939
2.88%, 08/15/2045 to 05/15/2052	15,856,700	13,128,650
2.88%, 05/15/2049(2)	8,265,000	6,831,216
3.38%, 08/15/2042	34,940,000	31,714,874
3.63%, 02/15/2053 to 05/15/2053	31,949,200	30,672,953
3.88%, 02/15/2043 to 05/15/2043	31,220,200	30,445,086
4.00%, 11/15/2042 to 11/15/2052	18,229,300	18,333,038
United States Treasury Notes
1.25%, 11/30/2026 to 12/31/2026	47,930,000	43,145,623
1.50%, 11/30/2028	2,885,000	2,523,473
1.63%, 05/15/2031	35,000	29,743
1.88%, 02/28/2027	2,250,000	2,062,441
2.38%, 03/31/2029	3,875,000	3,537,754
2.63%, 05/31/2027	1,992,000	1,871,702
2.75%, 04/30/2027	16,120,000	15,227,733
2.88%, 04/30/2029	1,240,000	1,162,791
3.00%, 07/15/2025	1,140,000	1,098,720
3.13%, 08/31/2027	20,294,000	19,408,516
3.25%, 08/31/2024 to 06/30/2029	47,340,000	46,141,824
3.38%, 05/15/2033	3,473,000	3,349,274
3.50%, 01/31/2028 to 04/30/2028	18,537,000	18,012,311
3.63%, 03/31/2028 to 05/31/2028	35,028,500	34,251,600
3.75%, 05/31/2030	6,693,000	6,599,926
3.88%, 03/31/2025 to 11/30/2029	23,859,200	23,480,874
4.00%, 12/15/2025 to 10/31/2029	40,642,200	40,282,273
4.13%, 01/31/2025 to 10/31/2027	56,347,800	55,898,657
4.25%, 09/30/2024 to 05/31/2025	45,521,000	44,929,935
4.50%, 11/30/2024 to 11/15/2025	28,785,000	28,485,594
4.63%, 02/28/2025	675,000	669,753
		535,832,194
U.S. Government Agency — 30.2%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	56,524,125	46,508,762
2.50%, 10/01/2031 to 10/01/2051	33,398,483	28,779,829
3.00%, 11/01/2046 to 10/01/2051	21,532,895	19,252,526
4.00%, 09/01/2026 to 12/01/2040	1,490,040	1,436,317
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.50%, 09/01/2037 to 08/01/2052	$20,519,544	$ 20,007,914
5.00%, 08/01/2052 to 04/01/2053	25,133,952	24,636,738
5.50%, 02/01/2053	414,330	412,380
6.00%, 12/01/2039	94,403	95,621
7.50%, 05/01/2027	206	208
Federal National Mtg. Assoc.
1.50%, 11/01/2041	5,174,921	4,191,625
2.00%, 09/01/2031 to 09/01/2051	45,305,677	37,638,496
2.50%, 03/01/2030 to 01/01/2052	50,790,097	43,612,098
3.00%, 05/01/2027 to 10/01/2051	19,728,127	17,553,118
3.01%, 12/01/2024	3,346,654	3,224,035
3.12%, 05/01/2033	2,469,958	2,282,789
3.50%, 06/01/2037 to 07/01/2051	22,900,541	21,137,108
4.00%, 09/01/2026 to 10/01/2052	22,363,338	21,184,698
4.50%, 11/01/2026 to 09/01/2052	21,722,357	21,096,766
5.00%, 05/01/2053	7,941,782	7,782,673
5.50%, 03/01/2038 to 01/01/2053	8,408,377	8,393,688
6.50%, 02/01/2038 to 10/01/2039	50,326	52,565
Government National Mtg. Assoc.
2.00%, 01/20/2051 to 11/20/2051	16,521,440	13,915,259
2.50%, 03/20/2051 to 12/20/2052	22,694,143	19,676,505
3.00%, 11/20/2049 to 03/20/2052	16,682,469	14,969,579
3.50%, 01/20/2052 to 07/20/2052	21,571,650	19,907,703
4.00%, 02/15/2041 to 08/20/2052	13,905,618	13,173,637
4.50%, 05/15/2040 to 08/20/2052	3,624,563	3,513,269
5.00%, 07/15/2033 to 04/15/2041	860,635	859,740
5.50%, 10/15/2032 to 04/15/2036	505,161	508,662
6.00%, 06/15/2028 to 06/15/2041	2,549,193	2,636,429
6.50%, 10/15/2023 to 05/15/2032	340,380	347,288
7.00%, 11/15/2031 to 11/15/2033	61,621	63,282
8.00%, 10/15/2029 to 03/15/2031	54,856	55,095
		418,906,402
Total U.S. Government & Agency Obligations (cost $995,754,460)		954,738,596
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Diversified Financial Services — 0.1%
OMERS Finance Trust
4.00%, 04/20/2028*	1,810,000	1,749,744
Sovereign — 0.1%
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	1,800,000	1,665,360
Total Foreign Government Obligations (cost $3,473,532)		3,415,104
MUNICIPAL SECURITIES — 2.2%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	70,000	89,856
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	140,000	158,681
Commonwealth of Massachusetts Revenue Bonds
4.11%, 07/15/2031	3,320,000	3,224,086
Dallas Fort Worth International Airport Revenue Bonds
4.09%, 11/01/2051	150,000	132,277
4.51%, 11/01/2051	930,000	865,513

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	$ 780,000	$ 626,009
Golden State Tobacco Securitization Corp. Revenue Bonds
2.75%, 06/01/2034	100,000	81,371
3.00%, 06/01/2046	395,000	363,692
3.29%, 06/01/2042	200,000	150,254
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	1,910,000	2,072,041
JobsOhio Beverage System Revenue Bonds
4.43%, 01/01/2033	1,870,000	1,846,985
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,118,832
5.37%, 05/01/2026	430,000	427,238
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	85,000	85,516
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,402,000	1,600,166
Oregon School Boards Association General Obligation Bonds
4.76%, 06/30/2028	1,911,666	1,882,185
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	2,845,000	3,004,888
Port Authority of New York & New Jersey Revenue Bonds
5.07%, 07/15/2053	1,350,000	1,378,998
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	5,060,000	4,972,498
State of Wisconsin Revenue Bonds
5.70%, 05/01/2026	1,510,000	1,521,239
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.10%, 04/01/2035	2,175,000	2,182,942
5.17%, 04/01/2041	1,650,000	1,698,113
University of Michigan Revenue Bonds
2.56%, 04/01/2050	1,250,000	838,966
Security Description	Shares or Principal Amount	Value

Utility Debt Securitization Authority Revenue Bonds
3.44%, 12/15/2025	$ 353,000	$ 350,067
Total Municipal Securities (cost $32,606,533)		30,672,413
Total Long-Term Investment Securities (cost $1,421,491,533)		1,356,759,743
REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(3)	4,270,000	4,270,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	4,400,000	4,400,000
BNP Paribas SA Joint Repurchase Agreement(3)	4,390,000	4,390,000
Deutsche Bank AG Joint Repurchase Agreement(3)	4,270,000	4,270,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	4,300,000	4,300,000
Total Repurchase Agreements (cost $21,630,000)		21,630,000
TOTAL INVESTMENTS (cost $1,443,121,533)(4)	99.4%	1,378,389,743
Other assets less liabilities	0.6	8,305,256
NET ASSETS	100.0%	$1,386,694,999
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Government and Quality Bond Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $162,750,549 representing 11.7% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
13	Short	U.S. Treasury Ultra 10 Year Notes	September 2023	$1,555,391	$1,539,688	$15,703

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
57	Long	U.S. Treasury 10 Year Notes	September 2023	$ 6,453,469	$ 6,399,141	$ (54,328)
174	Long	U.S. Treasury 2 Year Notes	September 2023	35,881,141	35,381,813	(499,328)
533	Long	U.S. Treasury 5 Year Notes	September 2023	57,864,086	57,080,968	(783,118)
						$(1,336,774)
		Net Unrealized Appreciation (Depreciation)				$(1,321,071)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 255,865,448	$—	$ 255,865,448
Asset Backed Securities	—	30,279,844	—	30,279,844
Collateralized Mortgage Obligations	—	81,788,338	—	81,788,338
U.S. Government & Agency Obligations	—	954,738,596	—	954,738,596
Foreign Government Obligations	—	3,415,104	—	3,415,104
Municipal Securities	—	30,672,413	—	30,672,413
Repurchase Agreements	—	21,630,000	—	21,630,000
Total Investments at Value	$ —	$1,378,389,743	$—	$1,378,389,743
Other Financial Instruments:†
Futures Contracts	$ 15,703	$ —	$—	$ 15,703
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,336,774	$ —	$—	$ 1,336,774
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — June 30, 2023— (unaudited)

Industry Allocation*
Foreign Government Obligations	16.6%
U.S. Government & Agency Obligations	13.2
Internet	8.5
Software	5.5
Semiconductors	5.1
Pharmaceuticals	4.2
Banks	3.9
Aerospace/Defense	2.9
Electric	2.6
Cosmetics/Personal Care	2.5
Commercial Services	2.3
Diversified Financial Services	2.3
Retail	2.2
Distribution/Wholesale	2.0
Short-Term Investments	1.9
Insurance	1.8
Computers	1.7
Oil & Gas	1.6
Machinery-Diversified	1.5
Healthcare-Services	1.4
Healthcare-Products	1.4
Mining	1.4
Auto Manufacturers	1.4
Repurchase Agreements	1.2
Chemicals	1.2
Home Furnishings	1.0
Telecommunications	1.0
Gas	0.9
Oil & Gas Services	0.9
Transportation	0.8
Miscellaneous Manufacturing	0.8
Home Builders	0.6
Engineering & Construction	0.6
Pipelines	0.5
REITS	0.4
Private Equity	0.3
Apparel	0.3
Metal Fabricate/Hardware	0.3
Hand/Machine Tools	0.3
Electronics	0.2
Media	0.1
Biotechnology	0.1
Unaffiliated Investment Companies	0.1
Multi-National	0.1
Food	0.1
99.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 65.0%
Aerospace/Defense — 2.9%
Airbus SE	13,338	$ 1,928,079
BAE Systems PLC	99,158	1,169,957
General Dynamics Corp.	6,378	1,372,227
		4,470,263
Apparel — 0.3%
Hermes International	241	524,283
Auto Manufacturers — 1.3%
BYD Co., Ltd.	21,500	687,632
Ferrari NV	2,208	722,866
Renault SA	12,816	540,756
		1,951,254
Banks — 3.6%
Axis Bank, Ltd. GDR	13,682	817,404
Banco Bradesco SA (Preference Shares)	238,700	820,061
HSBC Holdings PLC	275,311	2,177,545
Mitsubishi UFJ Financial Group, Inc.	224,200	1,654,901
		5,469,911
Chemicals — 1.2%
Albemarle Corp.	1,502	335,081
Linde PLC	3,886	1,481,082
		1,816,163
Commercial Services — 2.3%
Allfunds Group PLC	80,983	495,132
Booz Allen Hamilton Holding Corp.	6,607	737,341
Localiza Rent a Car SA	86,754	1,241,103
S&P Global, Inc.	2,737	1,097,236
		3,570,812
Computers — 1.7%
Apple, Inc.	13,558	2,629,845
Cosmetics/Personal Care — 2.5%
Estee Lauder Cos., Inc., Class A	5,696	1,118,581
Proya Cosmetics Co., Ltd., Class A	37,073	575,036
Unilever PLC	41,754	2,177,158
		3,870,775
Distribution/Wholesale — 2.0%
Copart, Inc.†	11,711	1,068,160
ITOCHU Corp.	15,700	624,362
LKQ Corp.	22,521	1,312,299
		3,004,821
Diversified Financial Services — 2.2%
London Stock Exchange Group PLC	12,902	1,367,182
Visa, Inc., Class A	8,153	1,936,175
		3,303,357
Electric — 2.5%
American Electric Power Co., Inc.	13,655	1,149,751
Security Description	Shares or Principal Amount	Value

Electric (continued)
PG&E Corp.†	91,046	$ 1,573,275
RWE AG	26,391	1,148,727
		3,871,753
Electronics — 0.2%
Agilent Technologies, Inc.	2,900	348,725
Engineering & Construction — 0.6%
Larsen & Toubro, Ltd. GDR	28,661	862,533
Gas — 0.9%
Atmos Energy Corp.	12,350	1,436,799
Hand/Machine Tools — 0.3%
Techtronic Industries Co., Ltd.	35,500	388,446
Healthcare-Products — 1.3%
Abbott Laboratories	10,603	1,155,939
Boston Scientific Corp.†	14,967	809,565
		1,965,504
Healthcare-Services — 1.4%
Lonza Group AG	1,975	1,179,451
UnitedHealth Group, Inc.	2,138	1,027,609
		2,207,060
Home Builders — 0.6%
Lennar Corp., Class A	6,991	876,042
Home Furnishings — 1.0%
Sony Group Corp.	16,600	1,488,981
Insurance — 1.8%
Dai-ichi Life Holdings, Inc.	14,700	281,981
Ping An Insurance Group Co. of China, Ltd.	203,000	1,300,659
Prudential PLC	84,310	1,188,968
		2,771,608
Internet — 8.5%
Airbnb, Inc., Class A†	5,419	694,499
Alphabet, Inc., Class C†	27,997	3,386,797
Amazon.com, Inc.†	25,233	3,289,374
Meituan, Class B*†	57,800	908,505
Meta Platforms, Inc., Class A†	7,800	2,238,444
Tencent Holdings, Ltd.	28,900	1,230,057
Uber Technologies, Inc.†	31,000	1,338,270
		13,085,946
Machinery-Diversified — 1.5%
Keyence Corp.	2,830	1,338,358
Westinghouse Air Brake Technologies Corp.	8,610	944,259
		2,282,617
Metal Fabricate/Hardware — 0.3%
Vallourec SA†	39,595	467,435
Mining — 1.4%
Anglo American PLC	37,790	1,071,135
Rio Tinto PLC	15,840	1,006,307
		2,077,442
Miscellaneous Manufacturing — 0.8%
Siemens AG	7,051	1,173,629
Oil & Gas — 1.6%
ConocoPhillips	11,881	1,230,990

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
EOG Resources, Inc.		5,075	$ 580,783
Reliance Industries, Ltd. GDR*		3,746	233,376
Reliance Industries, Ltd. GDR (LSE)*		7,226	451,055
			2,496,204
Oil & Gas Services — 0.9%
Schlumberger NV		28,262	1,388,229
Pharmaceuticals — 4.0%
AstraZeneca PLC		7,341	1,051,512
Eli Lilly & Co.		2,879	1,350,193
Merck & Co., Inc.		15,852	1,829,162
Novartis AG		19,057	1,923,374
			6,154,241
Pipelines — 0.4%
Targa Resources Corp.		8,953	681,323
Private Equity — 0.3%
Ares Management Corp., Class A		5,529	532,719
REITS — 0.4%
Sun Communities, Inc.		5,216	680,479
Retail — 2.2%
Chipotle Mexican Grill, Inc.†		424	906,936
Fast Retailing Co., Ltd.		4,301	1,104,166
Li Ning Co., Ltd.		96,500	521,885
Ross Stores, Inc.		7,993	896,255
			3,429,242
Semiconductors — 5.1%
Advanced Micro Devices, Inc.†		7,322	834,049
Micron Technology, Inc.		17,929	1,131,499
NVIDIA Corp.		2,469	1,044,437
ON Semiconductor Corp.†		14,275	1,350,130
Taiwan Semiconductor Manufacturing Co., Ltd.		104,000	1,938,074
Tokyo Electron, Ltd.		10,700	1,532,278
			7,830,467
Software — 5.5%
Autodesk, Inc.†		4,933	1,009,341
Microsoft Corp.		12,521	4,263,901
Roper Technologies, Inc.		2,849	1,369,799
Salesforce, Inc.†		8,833	1,866,060
			8,509,101
Telecommunications — 0.8%
Motorola Solutions, Inc.		4,123	1,209,193
Transportation — 0.7%
Canadian Pacific Kansas City, Ltd.		12,845	1,037,490
Total Common Stocks (cost $89,753,923)			99,864,692
CORPORATE BONDS & NOTES — 1.7%
Auto Manufacturers — 0.1%
Volkswagen Bank GmbH
1.88%, 01/31/2024	EUR	100,000	107,659
Security Description		Shares or Principal Amount	Value

Banks — 0.3%
Bank of America Corp.
3.38%, 04/02/2026		$ 130,000	$ 124,606
Goldman Sachs Group, Inc.
4.48%, 08/23/2028		25,000	24,171
JPMorgan Chase & Co.
4.85%, 07/25/2028		95,000	93,727
Morgan Stanley VRS
5.52%, 01/25/2024(1)		130,000	129,863
Toronto-Dominion Bank
4.29%, 09/13/2024		100,000	98,216
5.10%, 01/09/2026		55,000	54,782
			525,365
Biotechnology — 0.1%
Amgen, Inc.
5.15%, 03/02/2028		50,000	49,955
Gilead Sciences, Inc.
0.75%, 09/29/2023		86,000	85,029
			134,984
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.15%, 10/29/2023		180,000	177,116
Electric — 0.1%
E.ON SE
Zero Coupon, 12/18/2023	EUR	50,000	53,621
Eversource Energy
4.75%, 05/15/2026		25,000	24,502
			78,123
Food — 0.1%
Mondelez International, Inc.
0.25%, 03/17/2028	EUR	100,000	92,877
Healthcare-Products — 0.1%
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024		115,000	114,436
Healthcare-Services — 0.0%
UnitedHealth Group, Inc.
1.25%, 01/15/2026		15,000	13,704
5.25%, 02/15/2028		40,000	40,781
			54,485
Insurance — 0.0%
Principal Life Global Funding II
1.25%, 06/23/2025*		25,000	22,807
Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		50,000	49,906
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	96,403
Discovery Communications LLC
3.90%, 11/15/2024		120,000	116,373
			212,776
Multi-National — 0.1%
International Finance Corp.
2.88%, 12/18/2024	GBP	100,000	121,607

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals — 0.2%
Cigna Group
5.69%, 03/15/2026	$ 120,000	$ 120,139
Eli Lilly & Co.
5.00%, 02/27/2026	150,000	150,112
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2026	75,000	74,092
		344,343
Pipelines — 0.1%
Enbridge, Inc.
5.97%, 03/08/2026	100,000	100,157
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025	45,000	40,765
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026	60,000	59,826
Telecommunications — 0.2%
AT&T, Inc.
1.65%, 02/01/2028	80,000	68,754
5.54%, 02/20/2026	75,000	75,004
Verizon Communications, Inc.
2.10%, 03/22/2028	105,000	92,240
		235,998
Transportation — 0.1%
Canadian Pacific Railway Co.
1.35%, 12/02/2024	145,000	136,238
Total Corporate Bonds & Notes (cost $2,720,288)		2,609,468
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.2%
U.S. Government — 13.2%
United States Treasury Bonds
1.38%, 11/15/2040	573,000	383,373
1.75%, 08/15/2041	1,641,000	1,152,867
2.00%, 02/15/2050 to 08/15/2051	2,125,000	1,449,794
3.00%, 02/15/2048	803,500	677,482
3.50%, 02/15/2039	260,000	249,072
3.75%, 08/15/2041	248,000	239,543
4.50%, 02/15/2036	173,000	186,698
5.00%, 05/15/2037	271,000	306,855
United States Treasury Notes
0.25%, 09/30/2025	1,150,000	1,041,603
0.38%, 01/31/2026	890,000	799,053
0.50%, 03/31/2025(2)	225,000	208,125
0.75%, 08/31/2026	841,000	750,067
1.25%, 08/15/2031	853,000	699,993
1.63%, 10/31/2026	1,238,000	1,132,190
2.25%, 08/15/2027(2)	1,915,000	1,770,253
2.38%, 05/15/2029	141,000	128,552
2.63%, 05/31/2027	495,000	465,107
2.75%, 07/31/2027 to 02/15/2028	549,000	517,440
2.88%, 05/15/2032	287,000	266,103
3.50%, 02/15/2033	202,000	196,761
3.63%, 03/31/2028	910,000	888,814
3.88%, 11/30/2027	3,701,000	3,648,521
Security Description		Shares or Principal Amount	Value

U.S. Government (continued)
4.13%, 11/15/2032		$ 1,629,000	$ 1,664,634
4.50%, 11/30/2024		1,468,000	1,452,402
Total U.S. Government & Agency Obligations (cost $21,868,438)			20,275,302
FOREIGN GOVERNMENT OBLIGATIONS — 16.6%
Sovereign — 16.6%
Commonwealth of Australia
0.25%, 11/21/2024	AUD	112,000	70,592
1.00%, 12/21/2030	AUD	55,000	29,590
1.75%, 06/21/2051	AUD	171,000	66,230
2.75%, 05/21/2041	AUD	35,000	18,795
3.00%, 03/21/2047	AUD	134,000	71,443
3.25%, 04/21/2029	AUD	184,000	118,013
3.50%, 12/21/2034	AUD	51,000	32,212
Federal Republic of Germany
Zero Coupon, 10/18/2024 to 05/15/2036	EUR	836,000	801,803
1.25%, 08/15/2048	EUR	52,000	45,019
1.30%, 10/15/2027	EUR	191,000	197,213
1.70%, 08/15/2032	EUR	271,000	279,634
1.75%, 02/15/2024	EUR	611,000	660,031
1.80%, 08/15/2053	EUR	87,000	82,917
2.30%, 02/15/2033	EUR	538,500	582,662
2.50%, 07/04/2044	EUR	96,000	105,571
3.25%, 07/04/2042	EUR	29,000	35,220
4.75%, 07/04/2040	EUR	174,000	248,292
Government of Canada
0.50%, 12/01/2030	CAD	235,000	144,300
1.50%, 06/01/2026	CAD	196,000	137,690
1.75%, 12/01/2053	CAD	50,000	27,834
2.75%, 08/01/2024	CAD	183,000	134,952
3.25%, 09/01/2028	CAD	128,000	94,997
3.50%, 12/01/2045	CAD	172,000	136,441
3.75%, 04/26/2028		225,000	220,190
4.00%, 06/01/2041	CAD	15,000	12,506
Government of France
Zero Coupon, 03/25/2025 to 11/25/2031	EUR	1,821,000	1,701,940
0.75%, 02/25/2028 to 05/25/2028	EUR	619,000	610,248
1.00%, 05/25/2027	EUR	289,000	292,673
1.25%, 05/25/2036*	EUR	46,000	40,521
1.50%, 05/25/2050*	EUR	290,000	219,666
1.75%, 05/25/2066*	EUR	70,000	52,042
2.00%, 11/25/2032	EUR	112,000	113,254
2.00%, 05/25/2048*	EUR	100,000	86,161
2.50%, 05/25/2043*	EUR	315,000	305,598
3.00%, 05/25/2033	EUR	150,000	164,552
4.00%, 04/25/2055*	EUR	45,000	55,994
Government of Japan
0.01%, 11/01/2024	JPY	67,950,000	471,734
0.10%, 12/20/2030	JPY	33,700,000	231,226
0.20%, 06/20/2036	JPY	58,700,000	385,159
0.40%, 12/20/2049 to 03/20/2056	JPY	140,800,000	774,205
0.60%, 09/20/2037	JPY	23,100,000	157,817
0.80%, 09/20/2047	JPY	94,200,000	608,071
0.90%, 06/20/2042	JPY	38,550,000	264,172
1.70%, 06/20/2033	JPY	26,150,000	203,662
2.30%, 03/20/2039 to 03/20/2040	JPY	162,600,000	1,377,704

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Malaysia
2.63%, 04/15/2031	MYR	122,000	$ 23,953
3.58%, 07/15/2032	MYR	166,000	34,803
3.84%, 04/15/2033	MYR	70,000	14,898
4.13%, 04/15/2032	MYR	355,000	77,144
4.46%, 03/31/2053	MYR	40,000	8,949
4.76%, 04/07/2037	MYR	173,000	39,544
Government of New Zealand
2.00%, 05/15/2032	NZD	135,000	67,304
2.75%, 05/15/2051	NZD	173,000	73,342
4.25%, 05/15/2034	NZD	261,000	154,417
Kingdom of Belgium
Zero Coupon, 10/22/2027 to 10/22/2031*	EUR	273,000	257,728
0.35%, 06/22/2032*	EUR	280,000	242,609
0.50%, 10/22/2024*	EUR	217,000	227,984
1.40%, 06/22/2053*	EUR	128,000	88,964
4.25%, 03/28/2041*	EUR	124,000	152,248
Kingdom of Denmark
0.50%, 11/15/2029	DKK	570,000	72,777
4.50%, 11/15/2039	DKK	327,000	59,023
Kingdom of Spain
Zero Coupon, 05/31/2024 to 01/31/2028*	EUR	1,350,000	1,348,214
0.80%, 07/30/2029*	EUR	95,000	89,789
0.85%, 07/30/2037*	EUR	90,000	68,418
1.00%, 07/30/2042*	EUR	168,000	115,199
1.90%, 10/31/2052*	EUR	118,000	85,057
2.80%, 05/31/2026*	EUR	178,000	191,027
3.45%, 07/30/2043 to 07/30/2066*	EUR	96,000	96,980
3.55%, 10/31/2033*	EUR	513,000	564,594
4.65%, 07/30/2025*	EUR	24,000	26,816
4.70%, 07/30/2041*	EUR	20,000	24,603
Kingdom of Sweden
0.13%, 05/12/2031	SEK	750,000	57,335
Kingdom of the Netherlands
Zero Coupon, 01/15/2027 to 01/15/2052*	EUR	692,000	553,644
Norway Government Bond
3.00%, 08/15/2033*	NOK	2,175,000	191,579
Republic of Austria
Zero Coupon, 02/20/2031 to 10/20/2040*	EUR	83,000	61,498
0.75%, 10/20/2026*	EUR	159,000	161,058
0.85%, 06/30/2120*	EUR	17,000	7,577
1.85%, 05/23/2049*	EUR	98,000	83,923
2.10%, 09/20/2117*	EUR	4,000	3,196
2.40%, 05/23/2034*	EUR	83,000	85,108
2.90%, 05/23/2029*	EUR	68,000	73,945
Republic of Finland
0.13%, 04/15/2052*	EUR	35,000	17,854
0.88%, 09/15/2025*	EUR	48,000	49,771
1.13%, 04/15/2034*	EUR	97,000	87,590
3.00%, 09/15/2033*	EUR	56,000	61,012
Republic of Ireland
Zero Coupon, 10/18/2031	EUR	67,000	58,108
1.00%, 05/15/2026	EUR	30,000	30,917
1.10%, 05/15/2029	EUR	77,000	76,122
1.50%, 05/15/2050	EUR	59,000	45,060
1.70%, 05/15/2037	EUR	25,000	22,977
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Republic of Italy
Zero Coupon, 04/01/2026	EUR	1,208,000	$ 1,189,606
0.25%, 03/15/2028	EUR	193,000	179,538
0.60%, 08/01/2031*	EUR	71,000	60,151
0.95%, 12/01/2031*	EUR	538,000	465,435
1.35%, 04/01/2030	EUR	68,000	63,497
1.50%, 04/30/2045*	EUR	329,000	221,793
1.65%, 12/01/2030*	EUR	44,000	41,290
1.70%, 09/01/2051*	EUR	33,000	21,565
1.80%, 03/01/2041*	EUR	41,000	31,436
1.85%, 07/01/2025*	EUR	271,000	284,827
2.15%, 03/01/2072*	EUR	40,000	25,877
2.80%, 03/01/2067*	EUR	66,000	51,426
3.10%, 03/01/2040*	EUR	91,000	85,858
3.40%, 04/01/2028	EUR	182,000	195,824
3.85%, 12/15/2029	EUR	100,000	109,345
4.00%, 04/30/2035*	EUR	350,000	377,719
Republic of Poland
1.25%, 10/25/2030	PLN	199,000	36,441
2.50%, 07/25/2027	PLN	630,000	137,452
6.00%, 10/25/2033	PLN	56,000	13,993
Republic of Singapore
1.88%, 10/01/2051	SGD	47,000	31,058
2.63%, 08/01/2032	SGD	33,000	23,546
2.75%, 04/01/2042	SGD	29,000	22,030
3.38%, 09/01/2033	SGD	41,000	31,105
3.50%, 03/01/2027	SGD	74,000	55,166
State of Israel
1.30%, 04/30/2032	ILS	122,000	26,974
1.50%, 05/31/2037	ILS	198,000	39,840
2.80%, 11/29/2052	ILS	50,000	10,625
United Kingdom Gilt Treasury
0.25%, 07/31/2031	GBP	671,000	615,181
0.50%, 10/22/2061	GBP	118,000	47,461
0.88%, 10/22/2029 to 07/31/2033	GBP	616,000	585,232
1.00%, 04/22/2024	GBP	96,000	117,793
2.50%, 07/22/2065	GBP	105,000	89,963
3.25%, 01/22/2044	GBP	145,000	153,139
3.50%, 01/22/2045	GBP	45,000	49,160
3.75%, 01/29/2038 to 10/22/2053	GBP	973,000	1,123,587
4.25%, 12/07/2046	GBP	34,000	41,594
United Mexican States
5.75%, 03/05/2026	MXN	1,519,400	81,123
7.50%, 06/03/2027 to 05/26/2033	MXN	4,102,500	226,833
8.00%, 07/31/2053	MXN	576,900	30,561
8.50%, 05/31/2029	MXN	3,485,400	201,600
Total Foreign Government Obligations (cost $30,136,003)			25,601,848
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares MSCI Japan ETF (cost $109,832)		2,156	133,457
Total Long-Term Investment Securities (cost $144,588,484)			148,484,767

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Commercial Paper — 0.5%
Sherwin-Williams Co. 5.40%, 07/18/2023		$ 500,000	$ 498,689
TELUS Corp. 5.65%, 08/21/2023		300,000	297,602
			796,291
Sovereign — 1.4%
Government of Japan
Zero Coupon, 07/24/2023	JPY	97,050,000	672,635
Zero Coupon, 08/14/2023	JPY	160,300,000	1,111,120
Zero Coupon, 09/25/2023	JPY	49,250,000	341,433
			2,125,188
Total Short-Term Investments (cost $3,043,008)			2,921,479
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(3)		370,000	370,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)		395,000	395,000
BNP Paribas SA Joint Repurchase Agreement(3)		380,000	380,000
Deutsche Bank AG Joint Repurchase Agreement(3)		370,000	370,000
RBS Securities, Inc. Joint Repurchase Agreement(3)		375,000	375,000
Total Repurchase Agreements (cost $1,890,000)			1,890,000
TOTAL INVESTMENTS (cost $149,521,492)(4)		99.7%	153,296,246
Other assets less liabilities		0.3	426,843
NET ASSETS		100.0%	$153,723,089
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $9,061,087 representing 5.9% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
DAC—Designated Activity Company
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
LSE—London Stock Exchange
VRS—Variable Rate Security
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	Canada 10 Year Bonds	September 2023	$ 184,447	$ 184,986	$ 539
3	Long	U.S. Treasury 10 Year Notes	September 2023	336,313	336,798	485
6	Short	Euro-BUND	September 2023	877,369	875,623	1,746
8	Short	Long Gilt	September 2023	970,464	968,247	2,217
11	Short	U.S. Treasury Ultra 10 Year Notes	September 2023	1,315,723	1,302,813	12,910
						$17,897

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
6	Long	Australian 10 Year Bonds	September 2023	$468,105	$464,329	$ (3,776)
7	Long	Euro-BOBL	September 2023	891,478	883,839	(7,639)
2	Long	Euro-Schatz	September 2023	230,200	228,825	(1,375)
1	Long	U.S. Treasury Ultra Bonds	September 2023	136,554	136,219	(335)
1	Short	Mini-10 Year JGB	September 2023	102,673	102,900	(227)
						$(13,352)
		Net Unrealized Appreciation (Depreciation)				$ 4,545
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	EUR	118,000	USD	125,782	07/07/2023	$ —	$ (2,992)
Bank of America, N.A.	AUD	155,000	USD	103,133	07/07/2023	—	(126)
	CAD	210,000	USD	155,720	07/07/2023	—	(2,805)
	CHF	95,000	USD	105,262	07/07/2023	—	(898)
	CNH	495,000	USD	70,088	07/07/2023	1,987	—
	CNH	495,000	USD	68,280	08/04/2023	33	—
	CNH	344,000	USD	51,846	01/24/2024	3,707	—
	CNH	344,000	USD	51,135	04/10/2024	2,672	—
	EUR	352,000	USD	381,023	07/07/2023	—	(3,115)
	JPY	16,675,000	USD	119,312	07/07/2023	3,716	—
	KRW	69,430,000	USD	53,506	07/07/2023	810	—
	KRW	10,944,000	USD	8,314	08/04/2023	—	(2)
	NOK	60,000	USD	5,400	07/07/2023	—	(190)
	TWD	1,595,000	USD	51,535	07/07/2023	328	—
	USD	51,543	AUD	75,000	07/07/2023	—	(1,579)
	USD	205,050	CHF	185,000	07/07/2023	1,683	—
	USD	68,131	CNH	495,000	07/07/2023	—	(30)
	USD	50,294	CNH	344,000	07/13/2023	—	(2,946)
	USD	50,959	CNH	344,000	01/24/2024	—	(2,820)
	USD	134,691	EUR	124,000	07/07/2023	631	—
	USD	112,874	GBP	91,000	07/07/2023	2,697	—
	USD	79,501	JPY	11,200,000	07/07/2023	—	(1,859)
	USD	99,166	KRW	128,274,000	07/07/2023	—	(1,809)
	USD	67,182	KRW	88,400,000	08/04/2023	—	(5)
	USD	104,245	SEK	1,120,000	07/07/2023	—	(391)
	USD	26,118	TWD	800,000	07/07/2023	—	(435)
	USD	30,992	ZAR	580,000	07/07/2023	—	(182)
						18,264	(19,192)
Barclays Bank PLC	AUD	111,000	USD	73,803	07/07/2023	—	(144)
	AUD	622,000	USD	412,399	08/04/2023	—	(2,300)
	CAD	1,008,000	USD	742,562	07/07/2023	—	(18,358)
	EUR	24,000	USD	26,280	07/07/2023	89	—
	GBP	135,000	USD	170,446	07/07/2023	—	(1,005)
	HUF	4,500,000	USD	13,096	07/07/2023	—	(78)
	ILS	377,000	USD	101,959	07/07/2023	242	—
	JPY	7,600,000	USD	52,892	07/07/2023	206	—
	JPY	7,600,000	USD	52,890	08/04/2023	—	(18)
	NOK	280,000	USD	26,053	07/07/2023	—	(35)
	NZD	85,000	USD	51,595	07/07/2023	—	(569)
	PLN	675,000	USD	160,448	07/07/2023	—	(5,548)
	SEK	998,000	USD	92,857	07/07/2023	316	—
	THB	450,000	USD	13,044	07/07/2023	349	—
	THB	849,000	USD	23,880	08/04/2023	—	(137)
	USD	412,075	AUD	622,000	07/07/2023	2,293	—
	USD	40,444	AUD	61,000	08/04/2023	226	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	66,972	CHF	60,000	07/07/2023	$ 76	$ —
	USD	116,065	EUR	108,000	07/07/2023	1,796	—
	USD	155,264	GBP	123,000	07/07/2023	947	—
	USD	10,086	JPY	1,400,000	07/07/2023	—	(381)
	USD	25,488	MXN	440,000	07/07/2023	207	—
	USD	48,969	THB	1,719,000	07/07/2023	—	(476)
	ZAR	2,170,000	USD	111,943	07/07/2023	—	(3,331)
						6,747	(32,380)
BNP Paribas SA	AUD	80,000	USD	53,261	07/07/2023	—	(34)
	CHF	131,000	USD	145,842	07/07/2023	—	(547)
	CNH	174,000	USD	24,637	07/07/2023	699	—
	CNH	174,000	USD	24,002	08/04/2023	12	—
	EUR	307,000	USD	332,140	07/07/2023	—	(2,890)
	GBP	42,000	USD	52,205	07/07/2023	—	(1,135)
	HUF	45,900,000	USD	130,578	07/07/2023	—	(3,796)
	ILS	377,000	USD	101,758	08/04/2023	—	(35)
	JPY	711,642,000	USD	5,112,084	07/07/2023	178,772	—
	JPY	645,233,000	USD	4,480,085	08/04/2023	—	(11,804)
	MYR	928,000	USD	199,119	08/04/2023	—	(1,016)
	NZD	87,000	USD	52,902	07/07/2023	—	(490)
	NZD	17,000	USD	10,363	08/04/2023	—	(69)
	USD	52,234	AUD	80,000	07/07/2023	1,061	—
	USD	102,875	CAD	140,000	07/07/2023	2,809	—
	USD	229,525	CHF	206,000	07/07/2023	675	—
	USD	45,736	CHF	41,000	08/04/2023	211	—
	USD	23,949	CNH	174,000	07/07/2023	—	(11)
	USD	26,215	EUR	24,000	07/07/2023	—	(24)
	USD	138,163	GBP	109,000	07/07/2023	269	—
	USD	101,676	ILS	377,000	07/07/2023	42	—
	USD	5,354,028	JPY	769,517,000	07/07/2023	—	(19,509)
	USD	427,565	JPY	61,584,000	08/04/2023	1,161	—
	USD	198,740	MYR	928,000	07/07/2023	403	—
	ZAR	570,000	USD	30,955	07/07/2023	676	—
						186,790	(41,360)
Citibank, N.A.	CHF	185,000	USD	207,501	07/07/2023	768	—
	GBP	42,000	USD	53,118	08/04/2023	—	(233)
	NOK	1,980,000	USD	183,689	07/07/2023	—	(790)
	SEK	2,670,000	USD	246,379	07/07/2023	—	(1,200)
	USD	50,114	CHF	45,000	07/07/2023	172	—
	USD	407,706	EUR	380,000	07/07/2023	6,989	—
	USD	52,158	EUR	48,000	08/04/2023	297	—
	USD	51,663	GBP	41,000	07/07/2023	407	—
	USD	49,578	GBP	39,000	08/04/2023	—	(37)
	USD	51,427	JPY	7,200,000	07/07/2023	—	(1,515)
	USD	52,249	NOK	560,000	07/07/2023	—	(72)
	USD	78,655	SEK	850,000	07/07/2023	162	—
						8,795	(3,847)
Credit Agricole SA	CAD	114,000	USD	83,919	07/07/2023	—	(2,138)
	MXN	2,680,000	USD	155,884	07/07/2023	—	(625)
	USD	49,995	CHF	45,000	07/07/2023	291	—
	USD	221,004	MXN	3,815,000	07/07/2023	1,788	—
						2,079	(2,763)
Deutsche Bank AG	DKK	975,000	USD	142,381	08/04/2023	—	(759)
	EUR	13,967,000	USD	15,034,009	07/07/2023	—	(208,226)
	JPY	25,400,000	USD	180,382	07/07/2023	4,301	—
	MXN	200,000	USD	11,223	07/07/2023	—	(457)
	MXN	16,050,000	USD	931,639	08/04/2023	—	(657)
	NOK	2,519,000	USD	234,396	08/04/2023	—	(543)
	USD	50,282	CHF	45,000	07/07/2023	4	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	142,144	DKK	975,000	07/07/2023	$ 761	$ —
	USD	238,960	EUR	222,000	07/07/2023	3,310	—
	USD	258,195	JPY	36,000,000	07/07/2023	—	(8,633)
	USD	936,581	MXN	16,050,000	07/07/2023	722	—
	USD	234,158	NOK	2,519,000	07/07/2023	541	—
	USD	88,402	ZAR	1,670,000	07/07/2023	310	—
	ZAR	1,670,000	USD	88,156	08/04/2023	—	(310)
						9,949	(219,585)
Goldman Sachs International	BRL	15,000	USD	3,124	07/05/2023	—	(9)
	CHF	180,000	USD	199,599	07/07/2023	—	(1,547)
	CNH	162,000	USD	22,297	07/07/2023	10	—
	CZK	290,000	USD	13,127	07/07/2023	—	(184)
	EUR	149,000	USD	162,114	07/07/2023	—	(490)
	GBP	42,000	USD	52,236	07/07/2023	—	(1,105)
	IDR	378,000,000	USD	25,229	07/07/2023	40	—
	IDR	378,000,000	USD	25,212	08/04/2023	93	—
	JPY	51,500,000	USD	365,250	07/07/2023	8,237	—
	JPY	5,300,000	USD	36,836	08/04/2023	—	(61)
	KRW	111,834,000	USD	86,030	07/07/2023	1,151	—
	MXN	4,560,000	USD	256,331	07/07/2023	—	(9,968)
	NOK	850,000	USD	77,412	07/07/2023	—	(1,784)
	SEK	560,000	USD	52,396	07/07/2023	469	—
	USD	50,079	AUD	75,000	07/07/2023	—	(115)
	USD	53,214	AUD	80,000	08/04/2023	124	—
	USD	2,988	BRL	15,000	07/05/2023	145	—
	USD	3,108	BRL	15,000	08/02/2023	10	—
	USD	52,606	CAD	70,000	07/07/2023	235	—
	USD	100,399	CHF	90,000	07/07/2023	174	—
	USD	22,937	CNH	162,000	07/07/2023	—	(650)
	USD	22,347	CNH	162,000	08/04/2023	—	(12)
	USD	179,542	EUR	168,000	07/07/2023	3,798	—
	USD	55,724	EUR	51,000	08/04/2023	9	—
	USD	65,833	GBP	53,000	07/07/2023	1,477	—
	USD	25,225	IDR	378,000,000	07/07/2023	—	(37)
	USD	156,360	JPY	22,000,000	07/07/2023	—	(3,850)
	USD	40,768	KRW	52,990,000	07/07/2023	—	(550)
	USD	206,714	MXN	3,620,000	07/07/2023	4,690	—
	USD	265,735	NOK	2,910,000	07/07/2023	5,394	—
	USD	26,116	NOK	280,000	08/04/2023	—	(1)
	USD	51,657	SEK	560,000	07/07/2023	270	—
	USD	25,886	TWD	795,000	07/07/2023	—	(363)
	USD	24,933	ZAR	490,000	07/07/2023	1,096	—
						27,422	(20,726)
HSBC Bank PLC	AUD	80,000	USD	52,994	07/07/2023	—	(300)
	EUR	96,000	USD	104,141	07/07/2023	—	(624)
	EUR	14,421,000	USD	15,666,944	08/04/2023	—	(92,370)
	JPY	105,200,000	USD	749,075	07/07/2023	19,798	—
	MYR	928,000	USD	201,140	07/07/2023	1,998	—
	PLN	675,000	USD	164,243	08/04/2023	—	(1,513)
	USD	15,432,365	EUR	14,226,000	07/07/2023	92,518	—
	USD	104,286	EUR	96,000	08/04/2023	624	—
	USD	155,648	JPY	21,600,000	07/07/2023	—	(5,910)
	USD	164,474	PLN	675,000	07/07/2023	1,523	—
						116,461	(100,717)
JPMorgan Chase Bank, N.A.	AUD	320,000	USD	216,019	07/07/2023	2,839	—
	CAD	210,000	USD	158,088	07/07/2023	—	(437)
	CHF	45,000	USD	50,280	07/07/2023	—	(6)
	CNH	877,000	USD	121,080	07/07/2023	426	—
	EUR	270,000	USD	291,153	07/07/2023	—	(3,499)
	GBP	41,000	USD	51,369	07/07/2023	—	(701)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	HUF	50,400,000	USD	146,057	08/04/2023	$ —	$ (384)
	JPY	35,800,000	USD	257,391	07/07/2023	9,214	—
	MXN	5,386,000	USD	303,445	07/07/2023	—	(11,092)
	NOK	2,819,000	USD	256,973	07/07/2023	—	(5,678)
	THB	900,000	USD	26,084	07/07/2023	695	—
	USD	50,911	AUD	75,000	07/07/2023	—	(947)
	USD	210,190	CAD	280,000	07/07/2023	1,177	—
	USD	123,163	CNH	877,000	07/07/2023	—	(2,508)
	USD	82,212	CNH	596,000	08/04/2023	—	(39)
	USD	364,627	EUR	338,000	07/07/2023	4,234	—
	USD	349,602	GBP	278,000	07/07/2023	3,461	—
	USD	147,153	HUF	50,400,000	07/07/2023	395	—
	USD	597,401	JPY	83,800,000	07/07/2023	—	(16,475)
	USD	215,304	NZD	355,000	07/07/2023	2,558	—
	USD	104,294	SEK	1,120,000	07/07/2023	—	(441)
						24,999	(42,207)
Morgan Stanley & Co. International PLC	AUD	80,000	USD	52,968	07/07/2023	—	(327)
	CHF	230,000	USD	255,517	07/07/2023	—	(1,502)
	CZK	290,000	USD	13,240	08/04/2023	—	(54)
	EUR	335,000	USD	358,965	07/07/2023	—	(6,621)
	JPY	51,800,000	USD	366,465	07/07/2023	7,372	—
	MXN	5,892,000	USD	329,518	07/07/2023	—	(14,569)
	SEK	820,000	USD	75,536	07/07/2023	—	(499)
	SEK	838,000	USD	77,292	08/04/2023	—	(512)
	SGD	249,000	USD	184,374	07/07/2023	244	—
	SGD	253,000	USD	186,671	08/04/2023	—	(602)
	USD	105,011	AUD	155,000	07/07/2023	—	(1,752)
	USD	106,508	CHF	95,000	07/07/2023	—	(348)
	USD	50,253	CHF	45,000	08/04/2023	177	—
	USD	13,257	CZK	290,000	07/07/2023	54	—
	USD	13,967	EUR	13,000	07/07/2023	220	—
	USD	394,881	JPY	56,600,000	07/07/2023	—	(2,513)
	USD	51,788	NZD	85,000	07/07/2023	376	—
	USD	77,195	SEK	838,000	07/07/2023	510	—
	USD	75,631	SEK	820,000	08/04/2023	501	—
	USD	186,489	SGD	253,000	07/07/2023	600	—
						10,054	(29,299)
Royal Bank of Canada	CAD	70,000	USD	52,208	07/07/2023	—	(634)
	CAD	934,000	USD	704,759	08/04/2023	—	(586)
	CNH	176,000	USD	24,913	07/07/2023	699	—
	CNH	176,000	USD	24,266	08/04/2023	—	—
	GBP	30,000	USD	37,187	07/07/2023	—	(914)
	JPY	49,250,000	USD	349,203	09/25/2023	3,519	—
	MXN	4,559,000	USD	253,057	07/07/2023	—	(13,184)
	SGD	4,000	USD	2,979	07/07/2023	21	—
	USD	810,684	CAD	1,074,000	07/07/2023	59	—
	USD	24,214	CNH	176,000	07/07/2023	—	—
	USD	107,184	MXN	1,931,000	07/07/2023	5,584	—
						9,882	(15,318)
Societe Generale	CNH	174,000	USD	23,948	07/07/2023	10	—
	USD	24,636	CNH	174,000	07/07/2023	—	(698)
	USD	24,002	CNH	174,000	08/04/2023	—	(12)
						10	(710)
Standard Chartered Bank	GBP	41,000	USD	52,444	07/07/2023	374	—
	HKD	615,000	USD	79,173	04/12/2024	137	—
	HKD	605,000	USD	77,796	05/09/2024	5	—
						516	—
State Street Bank & Trust Company	CAD	82,000	USD	60,296	07/07/2023	—	(1,605)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	CHF	45,000	USD	49,807	07/07/2023	$ —	$ (479)
	EUR	226,000	USD	243,116	07/07/2023	—	(3,519)
	GBP	107,000	USD	133,446	07/07/2023	—	(2,446)
	JPY	3,700,000	USD	26,224	07/07/2023	575	—
	MXN	4,774,000	USD	268,044	07/07/2023	—	(10,753)
	MXN	551,000	USD	31,993	08/04/2023	—	(13)
	USD	72,671	CAD	97,000	07/07/2023	552	—
	USD	99,348	CHF	90,000	07/07/2023	1,224	—
	USD	20,463	EUR	19,000	07/07/2023	271	—
	USD	125,991	MXN	2,195,000	07/07/2023	2,195	—
	USD	52,314	SEK	560,000	07/07/2023	—	(388)
						4,817	(19,203)
Toronto Dominion Bank	AUD	572,000	USD	372,713	07/07/2023	—	(8,345)
	CAD	70,000	USD	52,449	07/07/2023	—	(392)
	EUR	15,000	USD	16,125	07/07/2023	—	(244)
	GBP	2,774,000	USD	3,428,661	07/07/2023	—	(94,357)
	GBP	2,517,000	USD	3,177,159	08/04/2023	—	(20,119)
	NZD	940,000	USD	567,615	07/07/2023	—	(9,257)
	USD	212,421	AUD	326,000	07/07/2023	4,756	—
	USD	55,103	CAD	74,000	07/07/2023	758	—
	USD	3,176,454	GBP	2,517,000	07/07/2023	20,171	—
						25,685	(132,714)
UBS AG	AUD	160,000	USD	105,039	07/07/2023	—	(1,551)
	CHF	45,000	USD	49,831	07/07/2023	—	(455)
	CNH	96,000	USD	13,592	07/07/2023	385	—
	CNH	96,000	USD	13,242	08/04/2023	6	—
	DKK	975,000	USD	140,707	07/07/2023	—	(2,198)
	JPY	97,050,000	USD	743,893	07/24/2023	69,391	—
	JPY	160,300,000	USD	1,195,828	08/14/2023	78,143	—
	NZD	85,000	USD	51,783	07/07/2023	—	(381)
	NZD	502,000	USD	304,181	08/04/2023	—	(3,858)
	THB	460,000	USD	13,095	07/07/2023	119	—
	THB	91,000	USD	2,563	08/04/2023	—	(12)
	USD	102,334	AUD	150,000	07/07/2023	—	(2,406)
	USD	21,703	CAD	29,000	07/07/2023	188	—
	USD	104,506	CHF	95,000	07/07/2023	1,654	—
	USD	13,213	CNH	96,000	07/07/2023	—	(6)
	USD	255,159	EUR	237,000	07/07/2023	3,480	—
	USD	458,940	NZD	757,000	07/07/2023	5,626	—
	USD	2,557	THB	91,000	07/07/2023	10	—
						159,002	(10,867)
Unrealized Appreciation (Depreciation)						$611,472	$ (693,880)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 1,372,227	$ 3,098,036	$—	$ 4,470,263
Apparel	—	524,283	—	524,283
Auto Manufacturers	—	1,951,254	—	1,951,254
Banks	820,061	4,649,850	—	5,469,911
Chemicals	335,081	1,481,082	—	1,816,163
Commercial Services	3,075,680	495,132	—	3,570,812
Cosmetics/Personal Care	1,118,581	2,752,194	—	3,870,775
Distribution/Wholesale	2,380,459	624,362	—	3,004,821
Diversified Financial Services	1,936,175	1,367,182	—	3,303,357
Electric	2,723,026	1,148,727	—	3,871,753
Engineering & Construction	—	862,533	—	862,533
Hand/Machine Tools	—	388,446	—	388,446
Healthcare-Services	1,027,609	1,179,451	—	2,207,060
Home Furnishings	—	1,488,981	—	1,488,981
Insurance	—	2,771,608	—	2,771,608
Internet	10,947,384	2,138,562	—	13,085,946
Machinery-Diversified	944,259	1,338,358	—	2,282,617
Metal Fabricate/Hardware	—	467,435	—	467,435
Mining	—	2,077,442	—	2,077,442
Miscellaneous Manufacturing	—	1,173,629	—	1,173,629
Oil & Gas	2,045,149	451,055	—	2,496,204
Pharmaceuticals	3,179,355	2,974,886	—	6,154,241
Retail	1,803,191	1,626,051	—	3,429,242
Semiconductors	4,360,115	3,470,352	—	7,830,467
Other Industries	21,295,449	—	—	21,295,449
Corporate Bonds & Notes	—	2,609,468	—	2,609,468
U.S. Government & Agency Obligations	—	20,275,302	—	20,275,302
Foreign Government Obligations	—	25,601,848	—	25,601,848
Unaffiliated Investment Companies	133,457	—	—	133,457
Short-Term Investments	—	2,921,479	—	2,921,479
Repurchase Agreements	—	1,890,000	—	1,890,000
Total Investments at Value	$59,497,258	$93,798,988	$—	$153,296,246
Other Financial Instruments:†
Futures Contracts	$ 17,897	$ —	$—	$ 17,897
Forward Foreign Currency Contracts	—	611,472	—	611,472
Total Other Financial Instruments	$ 17,897	$ 611,472	$—	$ 629,369
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 13,352	$ —	$—	$ 13,352
Forward Foreign Currency Contracts	—	693,880	—	693,880
Total Other Financial Instruments	$ 13,352	$ 693,880	$—	$ 707,232
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2023 (unaudited)

	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,831,728,327	$1,356,759,743	$151,406,246
Repurchase agreements (cost approximates value)	13,800,000	21,630,000	1,890,000
Cash	2,673	6,298	1,164
Foreign cash*	21	35	174,563
Due from broker	—	—	88
Receivable for:
Fund shares sold	2,363	19,279,286	685,881
Dividends and interest	208,204	8,303,960	425,635
Investments sold	9,504,059	8,307,856	944,384
Investments sold on an extended settlement basis	—	41,559,863	—
Prepaid expenses and other assets	7,722	7,498	5,262
Due from investment adviser for expense reimbursements/fee waivers	—	—	38,200
Variation margin on futures contracts	—	8,016	6,714
Unrealized appreciation on forward foreign currency contracts	—	—	611,472

Total assets	1,855,253,369	1,455,862,555	156,189,609

LIABILITIES:
Payable for:
Fund shares redeemed	45,296,180	304,856	5,711
Investments purchased	13,799,261	11,477,946	1,568,236
Investments purchased on an extended settlement basis	—	56,476,589	—
Investment advisory and management fees	1,041,590	592,327	124,135
Service fees-Class 2	5,450	1,719	—
Service fees-Class 3	248,997	110,286	28,515
Transfer agent fees and expenses	157	596	539
Trustees’ fees and expenses	1,892	2,300	567
Other accrued expenses	150,895	160,595	36,367
Variation margin on futures contracts	—	17,264	8,570
Due to broker	—	23,078	—
Unrealized depreciation on forward foreign currency contracts	—	—	693,880

Total liabilities	60,544,422	69,167,556	2,466,520

NET ASSETS	$1,794,708,947	$1,386,694,999	$153,723,089

NET ASSETS REPRESENTED BY:
Capital paid-in	$2,028,144,678	$1,576,292,119	$161,554,322
Total accumulated earnings (loss)	(233,435,731)	(189,597,120)	(7,831,233)

NET ASSETS	$1,794,708,947	$1,386,694,999	$153,723,089

Class 1 (unlimited shares authorized):
Net assets	$557,367,193	$821,024,139	$12,326,341
Shares of beneficial interest issued and outstanding	18,874,267	62,584,937	1,523,350
Net asset value, offering and redemption price per share	$29.53	$13.12	$8.09

Class 2 (unlimited shares authorized):
Net assets	$44,750,171	$13,946,783	$—
Shares of beneficial interest issued and outstanding	1,753,685	1,059,510	—
Net asset value, offering and redemption price per share	$25.52	$13.16	$—

Class 3 (unlimited shares authorized):
Net assets	$1,192,591,583	$551,724,077	$141,396,748
Shares of beneficial interest issued and outstanding	51,925,360	42,193,432	17,643,479
Net asset value, offering and redemption price per share	$22.97	$13.08	$8.01

*Cost
Investments (unaffiliated)	$1,700,990,521	$1,421,491,533	$147,631,492

Foreign cash	$22	$35	$174,196

See Notes to Financial Statements

27

SunAmerica Series Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2023 (unaudited)

	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi- Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,628,177	$—	$858,251
Interest (unaffiliated)	588,565	25,524,684	547,685

Total investment income*	3,216,742	25,524,684	1,405,936

EXPENSES:
Investment advisory and management fees	5,795,856	3,633,555	733,441
Service fee:
Class 2	30,494	10,613	—
Class 3	1,382,814	674,902	167,856
Transfer agent fees and expenses	1,168	1,809	944
Custodian and accounting fees	79,031	97,532	55,809
Reports to shareholders	21,270	19,320	435
Audit and tax fees	25,897	31,068	32,690
Legal fees	21,361	19,778	7,927
Trustees’ fees and expenses	25,573	20,739	2,105
Interest expense	2,326	—	65
Other expenses	95,526	35,947	23,793

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	7,481,316	4,545,263	1,025,065

Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	(225,979)
Fees paid indirectly (Note 4)	(9,395)	—	(407)

Net expenses	7,471,921	4,545,263	798,679

Net investment income (loss)	(4,255,179)	20,979,421	607,257

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(70,298,840)	(24,961,870)	(2,760,475)
Futures contracts	—	659,871	74,173
Forward contracts	—	—	(340,210)
Net realized foreign exchange gain (loss) on other assets and liabilities	8,817	—	12,467

Net realized gain (loss) on investments and foreign currencies	(70,290,023)	(24,301,999)	(3,014,045)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	496,785,985	33,137,989	14,309,902
Futures contracts	—	(1,433,876)	(78,750)
Forward contracts	—	—	645,994
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	48	1	(1,483)

Net unrealized gain (loss) on investments and foreign currencies	496,786,033	31,704,114	14,875,663

Net realized and unrealized gain (loss) on investments and foreign currencies	426,496,010	7,402,115	11,861,618

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$422,240,831	$28,381,536	$12,468,875

* Net of foreign withholding taxes on interest and dividends of	$36,386	$—	$49,768

See Notes to Financial Statements

28

SunAmerica Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	SA Wellington Capital Appreciation Portfolio		SA Wellington Government and Quality Bond Portfolio		SA Wellington Strategic Multi-Asset Portfolio
	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(4,255,179)	$(8,661,534)	$20,979,421	$24,543,563	$607,257	$434,006
Net realized gain (loss) on investments and foreign currencies	(70,290,023)	(286,851,150)	(24,301,999)	(132,641,917)	(3,014,045)	(8,738,881)
Net unrealized gain (loss) on investments and foreign currencies	496,786,033	(526,311,253)	31,704,114	(121,316,524)	14,875,663	(18,784,067)

Net increase (decrease) in net assets resulting from operations	422,240,831	(821,823,937)	28,381,536	(229,414,878)	12,468,875	(27,088,942)

Distributions to shareholders from:
Distributable earnings — Class 1	—	(146,734,957)	—	(24,609,354)	—	(1,367,828)
Distributable earnings — Class 2	—	(12,955,484)	—	(429,974)	—	—
Distributable earnings — Class 3	—	(360,813,517)	—	(14,318,674)	—	(13,443,822)

Total distributions to shareholders	—	(520,503,958)	—	(39,358,002)	—	(14,811,650)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(133,570,820)	593,873,559	(11,374,299)	(128,638,531)	1,494,920	27,097,625

Total increase (decrease) in net assets	288,670,011	(748,454,336)	17,007,237	(397,411,411)	13,963,795	(14,802,967)

NET ASSETS:
Beginning of period	1,506,038,936	2,254,493,272	1,369,687,762	1,767,099,173	139,759,294	154,562,261

End of period	$1,794,708,947	$1,506,038,936	$1,386,694,999	$1,369,687,762	$153,723,089	$139,759,294

See Notes to Financial Statements

29

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2023

Note 1.  Organization

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, three of which are included in this report: SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio, and SA Wellington Strategic Multi-Asset Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), which is a majority-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) and variable annuity contracts issued by Nassau Life Insurance Company (“Nassau”), an unaffiliated life insurance company. AGL, USL and VALIC are indirect majority-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets.

The investment goal for each Portfolio is as follows:

The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by S&P Global (Ratings) or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to invest the Portfolio’s assets among global equity and global fixed income securities to achieve total investment return.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value

30

measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on

31

national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid-valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.

Derivative Instruments

Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified

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level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2023, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended June 30, 2023. For a detailed presentation of derivatives held as of June 30, 2023, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives		Liability Derivatives
	Futures Contracts(1)(4)	Foreign Forward Exchange Contracts(2)	Futures Contracts(1)(4)	Foreign Forward Exchange Contract(3)
Portfolio	Interest Rate Contracts		Interest Rate Contracts
SA Wellington Government and Quality Bond	$8,016	$—	$17,264	$—
SA Wellington Strategic Multi-Asset	6,714	—	8,570	—

	Foreign Exchange Contracts		Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	$—	$611,472	$—	$693,880

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Wellington Government and Quality Bond	$(1,321,071)
SA Wellington Strategic Multi-Asset	4,545

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)
	Interest Rate Contracts
SA Wellington Government and Quality Bond	$659,871	$—
SA Wellington Strategic Multi-Asset	74,173	—

	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	$—	$(340,210)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(3)	Foreign Forward Exchange Contracts(4)
	Interest Rate Contracts
SA Wellington Government and Quality Bond	$(1,433,876)	$—
SA Wellington Strategic Multi-Asset	(78,750)	—

	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	$—	$645,994

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on forward contracts

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(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended June 30, 2023.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(2)
SA Wellington Government and Quality Bond	$86,292,431	$—
SA Wellington Strategic Multi-Asset	7,114,584	99,258,565

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following table represents the Portfolio’s objectives for using derivative instruments the for the six months ended June 30, 2023:

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts
SA Wellington Government and Quality Bond	1	—
SA Wellington Strategic Multi-Asset	1, 2	2

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.

The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of June 30, 2023. The repurchase agreements held by the Portfolios as of June 30, 2023, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	S.A. Wellington Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Australia & New Zealand Banking Group	$—	$—	$—	$—	$2,992	$—	$—	$2,992	$(2,992)	$—	$(2,992)
Bank of America, N.A.	18,264	—	—	18,264	19,192	—	—	19,192	(928)	—	(928)
Barclays Bank PLC	6,747	—	—	6,747	32,380	—	—	32,380	(25,633)	—	(25,633)
BNP Paribas SA	186,790	—	—	186,790	41,360	—	—	41,360	145,430	—	145,430
Citibank, N.A.	8,795	—	—	8,795	3,847	—	—	3,847	4,948	—	4,948
Credit Agricole SA	2,079	—	—	2,079	2,763	—	—	2,763	(684)		(684)
Deutsche Bank AG	9,949	—	—	9,949	219,585	—	—	219,585	(209,636)	—	(209,636)
Goldman Sachs International	27,422	—	—	27,422	20,726	—	—	20,726	6,696	—	6,696
HSBC Bank PLC	116,461	—	—	116,461	100,717	—	—	100,717	15,744	—	15,744
JPMorgan Chase Bank, N.A.	24,999	—	—	24,999	42,207	—	—	42,207	(17,208)	—	(17,208)
Morgan Stanley & Co. International PLC	10,054	—	—	10,054	29,299	—	—	29,299	(19,245)	—	(19,245)
Royal Bank of Canada	9,882	—	—	9,882	15,318	—	—	15,318	(5,436)	—	(5,436)
Societe Generale	10	—	—	10	710	—	—	710	(700)	—	(700)
Standard Chartered Bank	516	—	—	516	—	—	—	—	516	—	516
State Street Bank & Trust Company	4,817	—	—	4,817	19,203	—	—	19,203	(14,386)	—	(14,386)
Toronto Dominion Bank	25,685	—	—	25,685	132,714	—	—	132,714	(107,029)	—	(107,029)
UBS AG	159,002	—	—	159,002	10,867	—	—	10,867	148,135	—	148,135

	$611,472	$—	$—	$611,472	$693,880	$—	$—	$693,880	$(82,408)	$—	$(82,408)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset or liability in the table above.
(3)	Net amount represents the net amount due (to) or from counterparty in the event of a default based on the contractual set— off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

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The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex— dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex— dividend date. Paydown gains and losses on mortgage and asset— backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the

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event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of June 30, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	25.46%	$2,725,000
SA Wellington Government and Quality Bond	39.89	4,270,000
SA Wellington Strategic Multi-Asset	3.46	370,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2023, bearing interest at a rate of 5.03% per annum, with a principal amount of $10,705,000, a repurchase price of $10,709,487, and a maturity date of July 3, 2023. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	08/15/2029	$12,444,000	$10,918,801

As of June 30, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	25.55%	$2,810,000
SA Wellington Government and Quality Bond	40.00	4,400,000
SA Wellington Strategic Multi-Asset	3.59	395,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 30, 2023, bearing interest at a rate of 5.05% per annum, with a principal amount of $11,000,000, a repurchase price of $11,004,629, and a maturity date of July 3, 2023. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	10/15/2025	$11,249,000	$11,225,616

As of June 30, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	25.45%	$2,800,000
SA Wellington Government and Quality Bond	39.91	4,390,000
SA Wellington Strategic Multi-Asset	3.45	380,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2023, bearing interest at a rate of 5.04% per annum, with a principal amount of $11,000,000, a repurchase price of $11,004,620, and a maturity date of July 3, 2023. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.88%	08/15/2040	$11,226,200	$11,221,238

As of June 30, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	25.46%	$2,725,000
SA Wellington Government and Quality Bond	39.89	4,270,000
SA Wellington Strategic Multi-Asset	3.46	370,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2023, bearing interest at a rate of 5.03% per annum, with a principal amount of $10,705,000, a repurchase price of $10,709,487, and a maturity date of July 3, 2023. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	02/15/2047	$12,999,000	$10,986,504

As of June 30, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	25.43%	$2,740,000
SA Wellington Government and Quality Bond	39.91	4,300,000
SA Wellington Strategic Multi-Asset	3.48	375,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 30, 2023, bearing interest at a rate of 5.03% per annum, with a principal amount of $10,775,000, a repurchase price of $10,779,517, and a maturity date of July 3, 2023. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.63%	03/15/2026	$10,835,000	$10,996,478

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

LIBOR Risk: A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. In April 2023, the FCA announced that the 1-month, 3-month and 6-month U.S. dollar LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. All other LIBOR settings have ceased to be published. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act (the “LIBOR Act”) was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on the SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the LIBOR Act by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The LIBOR Act and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

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Recent Accounting and Regulatory Developments: In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides, optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As a result of an extension in the planned discontinuation date of USD LIBOR, the FASB issued ASU No. 2022-06, “Reference Rate Reform” in December 2022, which extends the temporary relief provided by ASU 2020-04 to December 31, 2024. Management is evaluating the potential impact of ASU 2020-04 and ASU 2022-06 to the financial statements.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as investment adviser and manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets	Management Fee

SA Wellington Capital Appreciation	$0-$50 million	0.750%
	> $50 million	0.725%
	> $100 million	0.700%
SA Wellington Government and Quality Bond	$0-$200 million	0.625%
	> $200 million	0.575%
	> $500 million	0.500%

Portfolio	Average Daily Net Assets	Management Fee

SA Wellington Strategic Multi-Asset	$0-$200 million	1.000%
	> $200 million	0.875%
	> $500 million	0.800%

The organization described below acts as a subadviser to the Trust and each of its Portfolios pursuant to a Subadvisory Agreement with SAAMCo. Under the Subadvisory Agreement, the subadviser manages the investment and reinvestment of the assets of the respective Portfolios.

The subadviser is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadviser fees.

Subadviser	Portfolio
Wellington Management Company LLP	SA Wellington Capital Appreciation
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended June 30, 2023, service fees were paid (see Statement of Operations) based on the aforementioned rates.

The Trust has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a majority owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the six months ended June 30, 2023, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the SA Wellington Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any waivers and/or reimbursements made by SAAMCo with respect to the SA Wellington Strategic Multi-Asset Portfolio other than investment advisory fees waived, are subject to recoupment from a Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that a Portfolio is able to effect such payment to SAAMCo and remains in compliance with the contractual expense limitations

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in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2024, only with the approval of the Board. For the six months ended June 30, 2023, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA Wellington Strategic Multi-Asset — Class 1	$19,107
SA Wellington Strategic Multi-Asset — Class 3	206,872

For the six months ended June 30, 2023, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	June 30, 2023	December 31, 2023	December 31, 2024	June 30, 2025
SA Wellington Strategic Multi-Asset— Class 1	$—	$28,040	$44,088	$19,107
SA Wellington Strategic Multi-Asset— Class 3	—	213,334	421,279	206,872

At June 30, 2023, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Series Trust VCP SA Dynamic Allocation Portfolio	SunAmerica Series Trust VCP SA Dynamic Strategy Portfolio	Seasons Series Trust SA Allocation Balanced Portfolio	Seasons Series Trust SA Allocation Growth Portfolio	Seasons Series Trust SA Allocation Moderate Growth Portfolio	Seasons Series Trust SA Allocation Moderate Portfolio
SA Wellington Capital Appreciation	4.20%	89.53%	0.53%	5.52%	—%	—%	—%	—%	—%
SA Wellington Government and Quality Bond	2.26	42.95	0.32	34.34	13.91	1.85	0.89	1.95	1.51
SA Wellington Strategic Multi-Asset	8.03	90.08	1.33	—	—	—	—	—	—

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended June 30, 2023, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the six months ended June 30, 2023 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA Wellington Capital Appreciation	$952,939,286	$1,010,589,839	$—	$—
SA Wellington Government and Quality Bond	321,711,185	286,291,107	746,774,689	528,487,175
SA Wellington Strategic Multi-Asset	40,868,493	41,506,242	9,090,539	6,942,884

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, post October capital loss carryforwards, paydowns, amortization for premium/discount, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2022
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Wellington Capital Appreciation	$—	$—	$(372,941,772)	$223,686,959	$296,816,999
SA Wellington Government and Quality Bond	24,238,000	—	(103,644,903)	31,311,519	8,046,483
SA Wellington Strategic Multi-Asset	2,009,032	—	(11,815,602)	7,092,152	7,719,497

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

39

As of June 30, 2023, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Wellington Capital Appreciation	$283,139,234	$(159,295,026)	$123,844,208	$1,721,684,119
SA Wellington Government and Quality Bond	2,175,441	(74,116,231)	(71,940,790)	1,448,896,657
SA Wellington Strategic Multi-Asset	13,512,726	(10,455,168)	3,057,558	150,797,110

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA Wellington Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022		For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	30,583	$785,586	377,297	$14,443,000	4,830	$108,481	63,768	$1,596,112

Reinvested dividends	—	—	6,740,237	146,734,957	—	—	688,024	12,955,484

Shares redeemed	(1,316,986)	(34,359,602)	(2,197,407)	(79,145,510)	(134,042)	(3,039,672)	(230,597)	(7,073,005)

Net increase (decrease)	(1,286,403)	$(33,574,016)	4,920,127	$82,032,447	(129,212)	$(2,931,191)	521,195	$7,478,591

	Class 3
	For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	888,156	$18,074,922	7,014,181	$202,503,754

Reinvested dividends	—	—	21,274,382	360,813,517

Shares redeemed	(5,423,132)	(115,140,535)	(2,075,032)	(58,954,750)

Net increase (decrease)	(4,534,976)	$(97,065,613)	26,213,531	$504,362,521

	SA Wellington Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022		For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,304,673	$43,491,420	2,571,750	$34,226,200	15,227	$200,891	19,619	$264,623

Reinvested dividends	—	—	1,950,028	24,609,354	—	—	33,909	429,974

Shares redeemed	(4,255,678)	(56,022,912)	(9,050,638)	(124,822,456)	(87,913)	(1,160,666)	(207,760)	(2,849,509)

Net increase (decrease)	(951,005)	$(12,531,492)	(4,528,860)	$(65,986,902)	(72,686)	$(959,775)	(154,232)	$(2,154,912)

	Class 3
	For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	2,222,864	$29,151,358	2,067,254	$27,072,294

Reinvested dividends	—	—	1,136,403	14,318,674

Shares redeemed	(2,061,083)	(27,034,390)	(7,377,611)	(101,887,685)

Net increase (decrease)	161,781	$2,116,968	(4,173,954)	$(60,496,717)

40

	SA Wellington Strategic Multi-Asset Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022		For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	16,327	$125,409	7,799	$63,307	961,654	$7,452,128	2,286,907	$19,215,467

Reinvested dividends	—	—	199,392	1,367,828	—	—	1,977,033	13,443,822

Shares redeemed	(142,278)	(1,117,665)	(172,179)	(1,461,193)	(644,201)	(4,964,952)	(678,318)	(5,531,606)

Net increase (decrease)	(125,951)	$(992,256)	35,012	$(30,058)	317,453	$2,487,176	3,585,622	$27,127,683

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the six months ended June 30, 2023, the following portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest

SA Wellington Capital Appreciation	1	$2,326	$13,550,000	6.18%

At June 30, 2023, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2023, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The SA Wellington Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio concentration in such investments, this portfolio may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the

41

1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for the customary transfer fees), or other remuneration is paid in connection with such transaction. For the six months ended June 30, 2023, none of the Portfolios engaged in security transactions with affiliated Portfolios.

Note 12.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolios’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolios invests. Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and has negatively affected, and may continue to negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities, including those in their Portfolios. In addition, certain index providers have removed Russian securities from their indices. Accordingly, any Portfolio repositioning in light of these changes may result in increased transaction costs and higher tracking error, including as a measure of risk against a Portfolio’s benchmark index. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio. Information related to each Portfolio’s investments in Russian securities as of June 30, 2023, is presented within the Portfolio of Investments.

42

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA Wellington Capital Appreciation Portfolio Class 1
12/31/18	$46.76	$(0.11)	$0.27	$0.16		$—	$(6.62)	$(6.62)	$40.30	(0.75)%	$706,136	0.74%		(0.23)%		91%
12/31/19	40.30	(0.15)	11.88	11.73		—	(8.43)	(8.43)	43.60	31.17	709,996	0.74		(0.31)		70
12/31/20	43.60	(0.20)	27.70	27.50		—	(6.30)	(6.30)	64.80	64.53	873,694	0.74		(0.39)		118
12/31/21(6)	64.80	(0.34)	4.29	3.95	(4)	—	(15.42)	(15.42)	53.33	5.63	812,818	0.73		(0.53)		110	(5)
12/31/22	53.33	(0.13)	(19.79)	(19.92)		—	(10.51)	(10.51)	22.90	(36.34)	461,751	0.73		(0.37)		97
06/30/23(7)	22.90	(0.04)	6.67	6.63		—	—	—	29.53	28.95	557,367	0.74	(8)	(0.35	)(8)	58

SA Wellington Capital Appreciation Portfolio Class 2
12/31/18	44.85	(0.19)	0.30	0.11		—	(6.62)	(6.62)	38.34	(0.90)	42,600	0.89		(0.39)		91
12/31/19	38.34	(0.21)	11.25	11.04		—	(8.43)	(8.43)	40.95	30.95	46,494	0.89		(0.46)		70
12/31/20	40.95	(0.27)	25.96	25.69		—	(6.30)	(6.30)	60.34	64.28	63,956	0.89		(0.54)		118
12/31/21(6)	60.34	(0.40)	4.02	3.62	(4)	—	(15.42)	(15.42)	48.54	5.49	66,092	0.88		(0.68)		110	(5)
12/31/22	48.54	(0.16)	(18.06)	(18.22)		—	(10.51)	(10.51)	19.81	(36.42)	37,293	0.88		(0.52)		97
06/30/23(7)	19.81	(0.06)	5.77	5.71		—	—	—	25.52	28.82	44,750	0.89	(8)	(0.50	)(8)	58

SA Wellington Capital Appreciation Portfolio Class 3
12/31/18	43.62	(0.23)	0.31	0.08		—	(6.62)	(6.62)	37.08	(1.00)	549,342	0.99		(0.49)		91
12/31/19	37.08	(0.24)	10.85	10.61		—	(8.43)	(8.43)	39.26	30.84	655,204	0.99		(0.56)		70
12/31/20	39.26	(0.30)	24.84	24.54		—	(6.30)	(6.30)	57.50	64.11	938,153	0.99		(0.64)		118
12/31/21(6)	57.50	(0.43)	3.83	3.40	(4)	—	(15.42)	(15.42)	45.48	5.37	1,375,583	0.98		(0.79)		110	(5)
12/31/22	45.48	(0.17)	(16.96)	(17.13)		—	(10.51)	(10.51)	17.84	(36.48)	1,006,995	0.98		(0.60)		97
06/30/23(7)	17.84	(0.06)	5.19	5.13		—	—	—	22.97	28.76	1,192,592	0.99	(8)	(0.60	)(8)	58

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/18	12/31/19	12/31/20	12/31/21	12/31/22	06/30/23(7)(8)
SA Wellington Capital Appreciation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Capital Appreciation Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Includes the effect of a merger.
(5)	Excludes purchases/sales due to merger.
(6)	Effective November 8, 2021, the SA Wellington Capital Appreciation Portfolio acquired all of the assets and liabilities of the Anchor Series Trust — SA Wellington Capital Appreciation Portfolio (the “Predecessor Portfolio”). As a result of the reorganization, the Portfolio adopted the performance and financial history of the Predecessor Portfolio.
(7)	Unaudited.
(8)	Annualized.

See Notes to Financial Statements

43

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

SA Wellington Government and Quality Bond Portfolio Class 1
12/31/18	$15.04	$0.34	$(0.34)	$0.00	$(0.31)	$(0.01)	$(0.32)	$14.72	0.04%	$777,915	0.57%		2.28%		16%
12/31/19	14.72	0.35	0.73	1.08	(0.41)	—	(0.41)	15.39	7.32	869,709	0.57		2.29		43
12/31/20	15.39	0.26	0.83	1.09	(0.33)	(0.02)	(0.35)	16.13	7.11	1,063,081	0.57		1.59		41
12/31/21(3)	16.13	0.15	(0.45)	(0.30)	(0.26)	(0.26)	(0.52)	15.31	(1.86)	1,041,985	0.56		0.99		65
12/31/22	15.31	0.24	(2.30)	(2.06)	(0.18)	(0.22)	(0.40)	12.85	(13.41)	816,210	0.56		1.74		91
06/30/23(4)	12.85	0.21	0.06	0.27	—	—	—	13.12	2.10	821,024	0.57	(5)	3.19	(5)	60

SA Wellington Government and Quality Bond Portfolio Class 2
12/31/18	15.07	0.32	(0.33)	(0.01)	(0.29)	(0.01)	(0.30)	14.76	(0.08)	22,895	0.72		2.12		16
12/31/19	14.76	0.33	0.73	1.06	(0.38)	—	(0.38)	15.44	7.19	21,489	0.72		2.14		43
12/31/20	15.44	0.24	0.83	1.07	(0.31)	(0.02)	(0.33)	16.18	6.92	22,787	0.72		1.46		41
12/31/21(3)	16.18	0.13	(0.46)	(0.33)	(0.23)	(0.26)	(0.49)	15.36	(2.03)	19,762	0.71		0.84		65
12/31/22	15.36	0.22	(2.31)	(2.09)	(0.15)	(0.22)	(0.37)	12.90	(13.54)	14,605	0.71		1.59		91
06/30/23(4)	12.90	0.20	0.06	0.26	—	—	—	13.16	2.02	13,947	0.72	(5)	3.04	(5)	60

SA Wellington Government and Quality Bond Portfolio Class 3
12/31/18	15.00	0.30	(0.34)	(0.04)	(0.27)	(0.01)	(0.28)	14.68	(0.24)	625,760	0.82		2.03		16
12/31/19	14.68	0.31	0.73	1.04	(0.37)	—	(0.37)	15.35	7.06	665,250	0.82		2.04		43
12/31/20	15.35	0.22	0.83	1.05	(0.29)	(0.02)	(0.31)	16.09	6.88	732,226	0.82		1.36		41
12/31/21(3)	16.09	0.12	(0.46)	(0.34)	(0.22)	(0.26)	(0.48)	15.27	(2.10)	705,351	0.81		0.74		65
12/31/22	15.27	0.21	(2.30)	(2.09)	(0.14)	(0.22)	(0.36)	12.82	(13.67)	538,872	0.81		1.48		91
06/30/23(4)	12.82	0.19	0.07	0.26	—	—	—	13.08	2.03	551,724	0.82	(5)	2.94	(5)	60

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Effective November 8, 2021, the SA Wellington Government and Quality Bond Portfolio acquired all of the assets and liabilities of the Anchor Series Trust — SA Wellington Government and Quality Bond Portfolio (the “Predecessor Portfolio”). As a result of the reorganization, the Portfolio adopted the performance and financial history of the Predecessor Portfolio.
(4)	Unaudited.
(5)	Annualized.

See Notes to Financial Statements

44

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)	Portfolio turnover rate

SA Wellington Strategic Multi-Asset Portfolio Class 1
12/31/18	$8.14	$0.05	$(0.65)	$(0.60)	$(0.10)	$(0.31)	$(0.41)	$7.13	(7.49)%	$15,202	0.86%		0.61%	83%
12/31/19	7.13	0.05	1.31	1.36	(0.01)	(0.00)	(0.01)	8.48	19.08	15,509	0.86		0.62	105
12/31/20	8.48	0.02	1.51	1.53	(0.10)	(0.12)	(0.22)	9.79	18.12	17,048	0.86		0.18	105
12/31/21(5)	9.79	(0.00)	0.74	0.74	(0.03)	(0.37)	(0.40)	10.13	7.65	16,357	0.86		(0.01)	85
12/31/22	10.13	0.05	(1.84)	(1.79)	(0.08)	(0.84)	(0.92)	7.42	(16.99)	12,241	0.86		0.54	81
06/30/23(6)	7.42	0.04	0.63	0.67	—	—	—	8.09	9.03	12,326	0.86	(7)	1.05 (7)	34

SA Wellington Strategic Multi-Asset Portfolio Class 3
12/31/18	8.12	0.03	(0.66)	(0.63)	(0.08)	(0.31)	(0.39)	7.10	(7.81)	30,078	1.11		0.38	83
12/31/19	7.10	0.03	1.31	1.34	—	(0.00)	(0.00)	8.44	18.88	50,779	1.11		0.35	105
12/31/20	8.44	(0.01)	1.50	1.49	(0.08)	(0.12)	(0.20)	9.73	17.80	89,474	1.11		(0.09)	105
12/31/21(5)	9.73	(0.03)	0.75	0.72	(0.02)	(0.37)	(0.39)	10.06	7.47	138,205	1.11		(0.27)	85
12/31/22	10.06	0.02	(1.82)	(1.80)	(0.06)	(0.84)	(0.90)	7.36	(17.22)	127,518	1.11		0.29	81
06/30/23(6)	7.36	0.03	0.62	0.65	—	—	—	8.01	8.83	141,397	1.11	(7)	0.81 (7)	34

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/18	12/31/19	12/31/20	12/31/21	12/31/22	06/30/23(6)(7)
SA Wellington Strategic Multi-Asset Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Strategic Multi-Asset Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/18	12/31/19	12/31/20	12/31/21	12/31/22	06/30/23(6)(7)
SA Wellington Strategic Multi-Asset Class 1	0.60%	0.50%	0.44%	0.32%	0.33%	0.31%
SA Wellington Strategic Multi-Asset Class 3	0.58	0.51	0.44	0.32	0.34	0.31
(5)	Effective November 8, 2021, the SA Wellington Strategic Multi-Asset Portfolio acquired all of the assets and liabilities of the Anchor Series Trust — SA Wellington Strategic Multi-Asset Portfolio (the “Predecessor Portfolio”). As a result of the reorganization, the Portfolio adopted the performance and financial history of the Predecessor Portfolio.
(6)	Unaudited.
(7)	Annualized.

See Notes to Financial Statements

45

SUNAMERICA SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

June 30, 2023 (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, the Program Administrator provided the Board with a report covering the time period from January 1, 2022, to December 31, 2022 (the “Review Period”) addressing the operations of the program and assessing its adequacy and effectiveness of implementation. The Board reviewed the report at a meeting held on June 8, 2023.

During the Review Period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, except as permitted through extended market holiday closures, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

46

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

47

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.20 (8/23)

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

(a) Included in Item 1 to the Form.

(b) Not applicable.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 6, 2023

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 6, 2023